UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 96.2%
Australia — 9.3%
48,007	AGL Energy Ltd. (Utilities)	$587,021
20,889	AMP Ltd. (Insurance)	114,944
3,717	Bank of Queensland Ltd. (Banks)	35,916
16,937	Bendigo and Adelaide Bank Ltd. (Banks)	146,745
49,117	BHP Billiton Ltd. (Materials)(a)	1,707,528
21,769	Boral Ltd. (Materials)	101,520
9,507	Caltex Australia Ltd. (Energy)*	75,135
15,876	CFS Retail Property Trust (REIT)	26,077
115,309	Challenger Financial Services Group Ltd. (Diversified Financials)	412,941
145,200	Emeco Holdings Ltd. (Capital Goods)	88,123
1,673	Energy Resources of Australia Ltd. (Energy)	30,876
33,612	Fleetwood Corp. Ltd. (Automobiles & Components)	239,310
4,419	GUD Holdings Ltd. (Consumer Durables & Apparel)	36,331
42,385	Insurance Australia Group Ltd. (Insurance)	141,965
13,589	Macquarie Atlas Roads Group (Transportation)*	11,060
67,947	Macquarie Infrastructure Group (Transportation)	72,712
87,989	NRW Holdings Ltd. (Capital Goods)	137,418
3,706	Origin Energy Ltd. (Energy)	52,307
2,220	Perpetual Ltd. (Diversified Financials)	68,309
2,271	QBE Insurance Group Ltd. (Insurance)(a)	45,799
5,077	Seven Network Ltd. (Media)	29,980
4,717	South Australian Coal Ltd. (Energy)*	424
104,748	Suncorp-Metway Ltd. (Insurance)	819,266
9,402	Telstra Corp. Ltd. (Telecommunication Services)	27,736
30,821	Toll Holdings Ltd. (Transportation)	232,839
15,048	Tower Australia Group Ltd. (Insurance)	32,854
785	Wesfarmers Ltd. (Food & Staples Retailing)	19,043
3,508	West Australian Newspapers Holdings Ltd. (Media)	22,615
33,766	Westfield Group (REIT)	374,918
7,428	Woodside Petroleum Ltd. (Energy)	276,933
14,473	Woolworths Ltd. (Food & Staples Retailing)	330,316
10,492	WorleyParsons Ltd. (Energy)	216,927

		6,515,888

Austria — 0.0%
721	OMV AG (Energy)	28,398

Belgium — 2.0%
5,405	Bekaert SA (Capital Goods)	786,641
5,401	Dexia SA (Banks)*	33,393
3,940	Euronav NV (Energy)	86,200
2,691	KBC Groep NV (Banks)*	115,850
2,442	Solvay SA (Materials)	242,023
2,938	Tessenderlo Chemie NV (Materials)	93,429

		1,357,536

Shares	Description	Value
Common Stocks — (continued)
China — 0.1%
44,000	Foxconn International Holdings Ltd. Class H (Technology Hardware & Equipment)*	$46,141

Cyprus — 0.4%
15,400	Prosafe SE (Energy)	86,322
36,500	Songa Offshore SE (Energy)*	203,341

		289,663

Denmark — 2.8%
23,827	D/S Norden A/S (Transportation)	1,041,226
9,994	Danisco A/S (Food, Beverage & Tobacco)	696,293
364	SimCorp A/S (Software & Services)	64,877
4,137	The East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)	129,475

		1,931,871

Finland — 1.5%
17,944	Fortum Oyj (Utilities)(a)	455,358
1,344	Lemminkainen Oyj (Capital Goods)	43,838
21,859	Nokia Oyj (Technology Hardware & Equipment)	299,951
11,647	Outokumpu Oyj (Materials)	210,208
2,817	Tieto Oyj (Software & Services)	62,701

		1,072,056

France — 13.6%
8,305	Accor SA (Consumer Services)	418,990
13,536	BNP Paribas (Banks)	966,971
161	Bollore (Transportation)	24,962
3,508	Christian Dior SA (Consumer Durables & Apparel)	354,347
3,005	CNP Assurances (Insurance)	266,009
25,866	Compagnie Generale de Geophysique-Veritas (Energy)*	632,607
43,688	Credit Agricole SA (Banks)	684,846
23,529	France Telecom SA (Telecommunication Services)(a)	539,453
2,504	Legrand SA (Capital Goods)	72,252
5,667	Renault SA (Automobiles & Components)*	266,032
28,538	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,110,226
22,612	SCOR SE (Insurance)	523,880
3,915	SEB SA (Consumer Durables & Apparel)	254,208
31,073	Total SA (Energy)	1,795,813
21,376	Vivendi SA (Media)(a)	555,746

		9,466,342

Germany — 6.9%
911	Allianz SE (Registered) (Insurance)	100,871
279	Axel Springer AG (Media)	29,362
11,538	BASF SE (Materials)(a)	656,393
14,727	Bechtle AG (Software & Services)	382,979
45,980	Commerzbank AG (Banks)*(a)	355,472
1,691	Demag Cranes AG (Capital Goods)	52,822
2,299	Deutsche Beteiligungs AG (Diversified Financials)	57,262
751	Deutsche Postbank AG (Banks)*	22,854

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
24,193	E.ON AG (Utilities)(a)	$889,999
1,049	Fresenius SE (Health Care Equipment & Services)	64,300
14,065	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)*	77,615
1,127	Manz Automation AG (Semiconductors & Semiconductor Equipment)*	94,018
6,602	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	988,650
10,022	RWE AG (Utilities)(a)	889,152
1,648	Salzgitter AG (Materials)	145,839
1,761	Symrise AG (Materials)	39,141

		4,846,729

Greece — 0.3%
11,010	Eurobank Properties Real Estate Investment Co. (REIT)	111,178
25,564	Marfin Investment Group SA (Diversified Financials)*	70,590

		181,768

Hong Kong — 1.9%
55,500	BOC Hong Kong (Holdings) Ltd. (Banks)	115,347
18,000	Cheung Kong (Holdings) Ltd. (Real Estate)	211,797
19,000	CLP Holdings Ltd. (Utilities)	128,609
25,650	Esprit Holdings Ltd. (Retailing)	180,689
5,000	Hang Lung Group Ltd. (Real Estate)	22,411
18,000	Hong Kong Electric Holdings Ltd. (Utilities)	100,735
4,000	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	67,448
20,000	Hutchison Whampoa Ltd. (Capital Goods)	136,041
3,500	Kingboard Chemical Holdings Ltd. (Technology Hardware & Equipment)	14,862
2,000	Li & Fung Ltd. (Retailing)	9,115
9,500	Lifestyle International Holdings Ltd. (Retailing)	15,689
1,500	Orient Overseas International Ltd. (Transportation)	10,186
6,000	Sino Land Co. Ltd. (Real Estate)	9,871
12,000	Swire Pacific Ltd. Class A (Real Estate)	130,205
15,787	The Link Real Estate Investment Trust (REIT)	37,879
1,000	The Wharf (Holdings) Ltd. (Real Estate)	4,935
45,000	Wheelock & Co. Ltd. (Real Estate)	117,225
2,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	7,762

		1,320,806

Ireland — 0.7%
4,440	CRH PLC (Materials)	106,623
12,494	Kerry Group PLC Class A (Food, Beverage & Tobacco)	369,154

Shares	Description	Value
Common Stocks — (continued)
Ireland — (continued)
11,026	United Drug PLC (Health Care Equipment & Services)	$33,598

		509,375

Italy — 3.7%
13,989	Danieli & C. — Officine Meccaniche SpA (Capital Goods)(a)	341,023
38,089	Geox SpA (Consumer Durables & Apparel)	245,438
11,235	Landi Renzo SpA (Automobiles & Components)	59,555
9,001	Mediaset SpA (Media)	68,325
329,993	Parmalat SpA (Food, Beverage & Tobacco)	827,229
525,379	Telecom Italia SpA (Telecommunication Services)	785,533
97,400	UniCredit SpA (Banks)*	268,591

		2,595,694

Japan — 27.0%
26,600	Aloka Co. Ltd. (Health Care Equipment & Services)	192,194
24,700	Alps Electric Co. Ltd. (Technology Hardware & Equipment)*	141,427
75,000	AMADA Co. Ltd. (Capital Goods)	500,982
5,500	Aoyama Trading Co. Ltd. (Retailing)	76,286
3,900	Arakawa Chemical Industries Ltd. (Materials)	44,599
46,000	Asahi Kasei Corp. (Materials)	228,643
21,500	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	792,957
14,300	Brother Industries Ltd. (Technology Hardware & Equipment)	154,301
8,000	Canon Marketing Japan, Inc. (Retailing)	110,643
7,900	Canon, Inc. (Technology Hardware & Equipment)(a)	308,796
82	Central Japan Railway Co. (Transportation)	602,643
1,900	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	31,697
29,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	397,667
1,300	Daikoku Denki Co. Ltd. (Consumer Durables & Apparel)	24,309
6,100	Daito Trust Construction Co. Ltd. (Real Estate)	289,336
8,000	Daiwa Securities Group, Inc. (Diversified Financials)	40,006
1,800	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)*	31,775
28,000	Fuji Heavy Industries Ltd. (Automobiles & Components)*	131,541
87	Fuji Media Holdings, Inc. (Media)	130,385
6,000	Fujikura Ltd. (Capital Goods)	32,159
700	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	34,738
16,400	Fuyo General Lease Co. Ltd. (Diversified Financials)	370,543

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
29,000	Hino Motors Ltd. (Capital Goods)*	$108,797
4,200	Hitachi Transport System Ltd. (Transportation)	55,581
35,200	Honda Motor Co. Ltd. (Automobiles & Components)(a)	1,192,897
16,000	Ihara Chemical Industry Co. Ltd. (Materials)	44,283
6	Inpex Corp. (Energy)	43,904
30,000	Itochu Corp. (Capital Goods)	234,196
16,600	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	194,248
64	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	230,953
32,000	Kaneka Corp. (Materials)	206,385
2,700	Komori Corp. (Capital Goods)	30,430
13,000	Kubota Corp. (Capital Goods)	116,899
7,000	Kyosan Electric Manufacturing Co. Ltd. (Capital Goods)	32,288
36,000	Leopalace21 Corp. (Real Estate)*	131,888
1,100	Makita Corp. (Consumer Durables & Apparel)	36,907
39,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	203,784
3,100	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	53,898
121,300	Mizuho Financial Group, Inc. (Banks)	234,093
33,000	Mizuho Securities Co. Ltd. (Diversified Financials)	97,225
89,000	NEC Corp. (Technology Hardware & Equipment)*	229,484
6,900	NEC Electronics Corp. (Semiconductors & Semiconductor Equipment)*	57,505
5,700	Nihon Eslead Corp. (Consumer Durables & Apparel)	45,371
111,000	Nippon Express Co. Ltd. (Transportation)	465,218
3,500	Nippon Fine Chemical Co. Ltd. (Materials)	27,095
23,500	Nippon Mining Holdings, Inc. (Energy)	101,196
76,000	Nippon Oil Corp. (Energy)	355,130
27,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	69,739
9,000	Nippon Signal Co. Ltd. (Capital Goods)	85,885
67,000	Nippon Soda Co. Ltd. (Materials)(a)	247,745
18,300	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	770,138
46,400	Nissan Motor Co. Ltd. (Automobiles & Components)*(a)	377,177
15,000	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	200,417
100,000	Nisshin Steel Co. Ltd. (Materials)	169,664
8,000	NOF Corp. (Materials)	32,619
15,900	Nomura Real Estate Holdings, Inc. (Real Estate)	237,440
71	NTT DoCoMo, Inc. (Telecommunication Services)	106,280

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
181,000	Osaka Gas Co. Ltd. (Utilities)(a)	$637,231
7,800	Resona Holdings, Inc. (Banks)	97,294
44,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	629,845
40	RISA Partners, Inc. (Diversified Financials)(b)	23,827
1,400	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	94,333
7,900	Sanoh Industrial Co. Ltd. (Automobiles & Components)	50,513
4,700	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	35,753
10,000	Seino Holdings Corp. (Transportation)	66,785
78,000	Sompo Japan Insurance, Inc. (Insurance)	508,385
8,200	Sony Corp. (Consumer Durables & Apparel)	273,484
37	SRI Sports Ltd. (Consumer Durables & Apparel)	35,407
57,300	Sumitomo Corp. (Capital Goods)	645,038
45,100	Sumitomo Electric Industries Ltd. (Capital Goods)	589,084
8,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	274,356
19,500	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	855,383
5,740	Takefuji Corp. (Diversified Financials)(b)	27,471
16,000	Takihyo Co. Ltd. (Retailing)	82,246
171,000	The Bank of Yokohama Ltd. (Banks)	808,474
22,000	The Gunma Bank Ltd. (Banks)	113,423
10,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	55,401
4,900	Tokio Marine Holdings, Inc. (Insurance)	131,753
9,000	Tokyo Steel Manufacturing Co. Ltd. (Materials)	89,206
23,000	Tokyo Tatemono Co. Ltd. (Real Estate)	91,012
13,000	Tokyu Land Corp. (Real Estate)	49,029
14,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	121,868
20,000	Tosoh Corp. (Materials)	51,431
10,900	Towa Corp. (Semiconductors & Semiconductor Equipment)*(b)	89,283
1,000	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	26,389
24,500	U-Shin Ltd. (Automobiles & Components)	141,250
150	West Japan Railway Co. (Transportation)	517,111
1,800	Yamato Kogyo Co. Ltd. (Materials)	56,561
10,300	Yellow Hat Ltd. (Retailing)	79,755
4,300	Yorozu Corp. (Automobiles & Components)	54,808

		18,897,575

Luxembourg — 0.1%
2,539	SES SA FDR (Media)	55,691

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Netherlands — 4.9%
5,075	Crucell NV (Pharmaceuticals, Biotechnology & Life Sciences)*	$98,771
2,750	Dockwise Ltd. (Energy)*	82,374
8,256	European Aeronautic Defence & Space Co. (Capital Goods)(a)	161,359
9,438	Heineken Holding NV (Food, Beverage & Tobacco)	396,866
20,203	ING Groep NV CVA (Diversified Financials)*	189,194
30,265	Koninklijke DSM NV (Materials)	1,410,587
39,404	Royal Dutch Shell PLC Class A (Energy)(a)	1,094,165

		3,433,316

Portugal — 0.1%
23,147	EDP — Energias de Portugal SA (Utilities)	91,750

Singapore — 1.4%
24,000	Ascendas Real Estate Investment Trust (REIT)	32,698
1,000	CapitaMalls Asia Ltd. (Real Estate)*	1,643
4,000	City Developments Ltd. (Real Estate)	30,314
10,000	DBS Group Holdings Ltd. (Banks)	100,752
39,000	Fraser and Neave Ltd. (Capital Goods)	114,693
153,720	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)*	56,505
3,673	Jardine Cycle & Carriage Ltd. (Retailing)	65,660
13,000	Keppel Corp. Ltd. (Capital Goods)	76,811
31,782	Oversea-Chinese Banking Corp. Ltd. (Banks)	183,967
5,000	SembCorp Industries Ltd. (Capital Goods)	12,459
3,340	Singapore Airlines Ltd. (Transportation)	32,676
52,000	Singapore Telecommunications Ltd. (Telecommunication Services)	110,816
8,000	StarHub Ltd. (Telecommunication Services)	12,319
8,000	United Overseas Bank Ltd. (Banks)	102,546
23,000	UOL Group Ltd. (Real Estate)	60,951

		994,810

Spain — 4.6%
30,940	Banco de Sabadell SA (Banks)	164,916
19,081	Banco Popular Espanol SA (Banks)	144,597
92,000	Banco Santander SA (Banks)(a)	1,313,847
65,548	Telefonica SA (Telecommunication Services)(a)	1,570,238

		3,193,598

Sweden — 3.6%
14,915	AF AB Class B (Commercial & Professional Services)	393,241
7,364	Alfa Laval AB (Capital Goods)	99,977
2,728	Investor AB Class A (Diversified Financials)	46,932
7,471	Investor AB Class B (Diversified Financials)	131,517
97,896	Nordea Bank AB (Banks)	897,839

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
8,680	Ratos AB Class B (Diversified Financials)	$239,911
11,672	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	113,112
75,356	TeliaSonera AB (Telecommunication Services)	506,891
7,347	TradeDoubler AB (Software & Services)*	52,162

		2,481,582

Switzerland — 8.1%
42,702	ABB Ltd. (Registered) (Capital Goods)*	773,069
11,342	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	600,072
1,756	Adecco SA (Registered) (Commercial & Professional Services)	94,615
4,484	Baloise Holding AG (Registered) (Insurance)	371,769
23,085	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	781,910
1,527	Compagnie Financiere Tradition SA (Diversified Financials)	174,464
2,563	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	182,268
22,550	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,068,909
6,666	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	356,730
792	PSP Swiss Property AG (Registered) (Real Estate)*	45,449
5,943	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	997,063
2,157	Sulzer AG (Registered) (Capital Goods)	181,251
3,271	UBS AG (Registered) (Diversified Financials)*	42,660

		5,670,229

United Kingdom — 3.2%
131,185	BP PLC (Energy)(a)	1,223,962
5,792	BP PLC ADR (Energy)(c)	325,047
18,210	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(c)	710,372

		2,259,381

TOTAL COMMON STOCKS		$67,240,199

Shares	Rate	Value
Short-term Investment(d) — 1.3%
JPMorgan U.S. Government Money Market Fund — Capital Shares
896,752	0.043%	$896,752

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$68,136,951

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.1%
Boston Global Investment Trust — Enhanced Portfolio II
91,675	0.148%	$91,767

TOTAL INVESTMENTS — 97.6%		$68,228,718

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%		1,661,973

NET ASSETS — 100.0%		$69,890,691

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of this security is pledged as collateral for short positions within the total return swap.
(b) All or a portion of security is on loan.
(c) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(e) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions
Australia — 4.9%
CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$259,983	$244,495	$(15,488)
Goodman Fielder Ltd. (Food, Beverage & Tobacco)	131,964	123,844	(8,120)
MAp Group (Transportation)	213,737	191,800	(21,937)
National Australia Bank Ltd. (Banks)	703,136	660,474	(42,662)

			(88,207)

Austria — 1.0%
Strabag SE (Capital Goods)	263,243	239,329	(23,914)

Belgium — 2.1%
Compagnie d’Entreprises CFE (Capital Goods)	140,188	132,218	(7,970)
Delhaize Group SA (Food & Staples Retailing)	201,160	204,126	2,966
UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	170,157	180,697	10,540

			5,536

Finland — 1.0%
Konecranes Oyj (Capital Goods)	227,413	242,786	15,373

France — 3.7%
Air France-KLM (Transportation)	103,264	106,178	2,914
AXA SA (Insurance)	130,965	113,167	(17,798)
Hermes International SA (Consumer Durables & Apparel)	89,531	91,671	2,140
Lagardere SCA (Media)	117,102	110,858	(6,244)
L’Oreal SA (Household & Personal Products)	482,649	452,862	(29,787)
Rallye SA (Food & Staples Retailing)	41,509	41,394	(115)

			(48,890)

Germany — 2.9%
Fresenius SE (Health Care Equipment & Services)	145,828	137,819	(8,009)
Hochtief AG (Capital Goods)	76,455	73,765	(2,690)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
Germany — (continued)
K+S AG (Materials)	$78,355	$76,449	$(1,906)
Kontron AG (Semiconductors & Semiconductor Equipment)	91,457	87,685	(3,772)
KWS Saat AG (Food, Beverage & Tobacco)	54,404	53,984	(420)
Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	73,411	69,700	(3,711)
TUI AG (Consumer Services)	50,272	55,237	4,965
Volkswagen AG (Automobiles & Components)	199,348	156,975	(42,373)

			(57,916)

Hong Kong — 0.8%
Hang Seng Bank Ltd. (Banks)	28,102	26,529	(1,573)
New World Development Ltd. (Real Estate)	166,702	132,190	(34,512)
Sun Hung Kai Properties Ltd. (Real Estate)	44,991	38,396	(6,595)

			(42,680)

Italy — 0.6%
Brembo SpA (Automobiles & Components)	30,473	26,962	(3,511)
Indesit Co. SpA (Consumer Durables & Apparel)	100,888	110,352	9,464

			5,953

Japan — 7.0%
Daiwa Industries Ltd. (Capital Goods)	191,018	185,320	(5,698)
FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	586,446	621,355	34,909
Idemitsu Kosan Co. Ltd. (Energy)	87,762	95,930	8,168
Kao Corp. (Household & Personal Products)	103,689	106,155	2,466
Mitsubishi Heavy Industries Ltd. (Capital Goods)	31,789	31,380	(409)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
Japan — (continued)
Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$33,740	$34,215	$475
Tohoku Electric Power Co., Inc (Utilities)	65,789	66,215	426
Toyota Motor Corp. (Automobiles & Components)	655,183	596,184	(58,999)

			(18,662)

Luxembourg — 2.1%
ArcelorMittal (Materials)	625,327	522,159	(103,168)

Netherlands — 4.8%
Akzo Nobel NV (Materials)	162,910	145,067	(17,843)
Royal Dutch Shell PLC Class A (Energy)	8,888	8,043	(845)
Royal Dutch Shell PLC Class B (Energy)	996,710	901,813	(94,897)
USG People NV (Commercial & Professional Services)	132,490	138,235	5,745

			(107,840)

Norway — 0.4%
Telenor ASA (Telecommunication Services)	112,546	103,974	(8,572)

Spain — 2.2%
Abertis Infraestructuras SA (Transportation)	478,344	427,769	(50,575)
Banco Bilbao Vizcaya Argentaria SA (Banks)	135,295	112,452	(22,843)

			(73,418)

Sweden — 3.0%
Assa Abloy AB Class B (Capital Goods)	42,091	37,564	(4,527)
Betsson AB (Consumer Services)	234,431	262,654	28,223
Electrolux AB Class B (Consumer Durables & Apparel)	248,364	248,971	607
Kungsleden AB (Real Estate)	123,096	117,533	(5,563)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
Sweden — (continued)
Swedish Match AB (Food, Beverage & Tobacco)	$78,393	$74,567	$(3,826)

			14,914

Switzerland — 0.3%
STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	96,666	85,521	(11,145)

United Kingdom — 63.2%
Anglo Pacific Group PLC (Energy)	31,379	32,496	1,117
Associated British Foods PLC (Food, Beverage & Tobacco)	753,829	794,321	40,492
AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,165,299	1,145,047	(20,252)
Aviva PLC (Insurance)	921,433	873,825	(47,608)
BAE Systems PLC (Capital Goods)	101,798	97,850	(3,948)
Barclays PLC (Banks)	231,613	220,988	(10,625)
Burberry Group PLC (Consumer Durables & Apparel)	87,020	87,376	356
Charter International PLC (Capital Goods)	43,123	40,697	(2,426)
Compass Group PLC (Consumer Services)	258,958	243,993	(14,965)
Computacenter PLC (Software & Services)	230,468	268,225	37,757
CSR PLC (Semiconductors & Semiconductor Equipment)	93,852	100,937	7,085
Dairy Crest Group PLC (Food, Beverage & Tobacco)	235,494	215,461	(20,033)
Delta PLC (Materials)	591,676	655,965	64,289
Devro PLC (Food, Beverage & Tobacco)	140,941	144,178	3,237

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
United Kingdom — (continued)
Eurasian Natural Resources Corp. PLC (Materials)	$324,855	$314,162	$(10,693)
Filtrona PLC (Materials)	180,363	165,452	(14,911)
GlaxoSmithKline PLC (Pharmaceuticals, Biotechnology & Life Sciences)	672,575	611,226	(61,349)
Home Retail Group PLC (Retailing)	217,297	192,434	(24,863)
HSBC Holdings PLC (Banks)	1,187,954	1,101,785	(86,169)
Hunting PLC (Energy)	95,442	87,347	(8,095)
Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	73,512	72,590	(922)
JKX Oil & Gas PLC (Energy)	90,519	84,480	(6,039)
Kazakhmys PLC (Materials)	508,450	450,559	(57,891)
London Stock Exchange Group PLC (Diversified Financials)	185,337	162,980	(22,357)
Man Group PLC (Diversified Financials)	114,415	85,642	(28,773)
Melrose PLC (Capital Goods)	96,293	94,238	(2,055)
Mondi PLC (Materials)	437,784	455,340	17,556
Petrofac Ltd. (Energy)	552,103	499,765	(52,338)
QinetiQ Group PLC (Capital Goods)	376,762	304,167	(72,595)
Reckitt Benckiser Group PLC (Household & Personal Products)	133,832	131,569	(2,263)
Royal Bank of Scotland Group PLC (Banks)	423,847	376,054	(47,793)
RPC Group PLC (Materials)	105,026	103,656	(1,370)
SABMiller PLC (Food, Beverage & Tobacco)	73,764	67,687	(6,077)
Scottish and Southern Energy PLC (Utilities)	772,299	763,878	(8,421)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Long Positions — (continued)
United Kingdom — (continued)
Standard Life PLC (Insurance)	$174,625	$155,712	$(18,913)
The Sage Group PLC (Software & Services)	84,597	84,754	157
Thomas Cook Group PLC (Consumer Services)	791,206	764,979	(26,227)
Tui Travel PLC (Consumer Services)	755,354	752,854	(2,500)
Unilever PLC (Food, Beverage & Tobacco)	680,269	664,589	(15,680)
Vedanta Resources PLC (Materials)	842,191	762,306	(79,885)
Vodafone Group PLC (Telecommunication Services)	1,316,695	1,206,106	(110,589)
WM Morrison Supermarkets PLC (Food & Staples Retailing)	40,511	41,398	887
WPP PLC (Media)	152,588	144,244	(8,344)

			(724,036)

TOTAL LONG POSITIONS OF TOTAL RETURN SWAP	$25,995,002	$24,728,330	$(1,266,672)

Total Return Swap Short Positions
Australia — 7.9%
Aristocrat Leisure Ltd. (Consumer Services)	$(66,231)	$(63,936)	$2,295
Asciano Group (Transportation)	(100,384)	(91,931)	8,453
Biota Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	(45,114)	(36,763)	8,351
Bow Energy Ltd. (Energy)	(56,524)	(49,649)	6,875
Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	(46,126)	(42,965)	3,161
Crown Ltd. (Consumer Services)	(266,904)	(252,000)	14,904
CSR Ltd. (Capital Goods)	(31,399)	(30,993)	406

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Australia — (continued)
Eastern Star Gas Ltd. (Energy)	$(47,834)	$(44,048)	$3,786
GPT Group (REIT)	(56,374)	(52,503)	3,871
Infigen Energy (Utilities)	(338,170)	(316,028)	22,142
Karoon Gas Australia Ltd. (Energy)	(173,953)	(115,110)	58,843
Lend Lease Group (Real Estate)	(89,386)	(79,840)	9,546
Newcrest Mining Ltd. (Materials)	(217,572)	(183,866)	33,706
Pharmaxis Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	(154,723)	(147,648)	7,075
SP AusNet (Utilities)	(88,824)	(85,266)	3,558
Transurban Group (Transportation)	(304,898)	(282,142)	22,756

			209,728

Belgium — 6.1%
Colruyt SA (Food & Staples Retailing)	(847,208)	(850,474)	(3,266)
Telenet Group Holding NV (Telecommunication Services)	(584,112)	(585,266)	(1,154)

			(4,420)

Denmark — 5.3%
DSV A/S (Transportation)	(1,030,408)	(1,004,740)	25,668
Novozymes A/S, Class B (Materials)	(262,795)	(257,438)	5,357

			31,025

Finland — 1.8%
Outotec Oyj (Capital Goods)	(147,526)	(138,831)	8,695
Pohjola Bank PLC (Diversified Financials)	(96,112)	(90,537)	5,575
YIT Oyj (Capital Goods)	(194,002)	(192,903)	1,099

			15,369

France — 14.5%
Compagnie Generale d’Optique Essilor International SA (Health Care Equipment & Services)	(181,350)	(175,388)	5,962
EDF Energies Nouvelles SA (Utilities)	(115,484)	(111,217)	4,267

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
France — (continued)
Eutelsat Communications (Media)	$(387,035)	$(386,060)	$975
Gemalto NV (Technology Hardware & Equipment)	(96,144)	(86,861)	9,283
Iliad SA (Telecommunication Services)	(1,181,494)	(1,088,285)	93,209
Imerys SA (Materials)	(210,163)	(192,015)	18,148
Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	(461,251)	(444,142)	17,109
Pernod-Ricard SA (Food, Beverage & Tobacco)	(49,975)	(46,574)	3,401
Safran SA (Capital Goods)	(303,343)	(292,403)	10,940
Suez Environnement SA (Utilities)	(69,173)	(63,334)	5,839
Teleperformance (Commercial & Professional Services)	(178,107)	(169,304)	8,803
Transgene SA (Pharmaceuticals, Biotechnology & Life Sciences)	(39,331)	(40,685)	(1,354)
Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)	(362,127)	(339,840)	22,287

			198,869

Germany — 1.4%
Wacker Chemie AG (Materials)	(442,837)	(329,465)	113,372

Gibraltar — 0.8%
888 Holdings PLC (Consumer Services)	(88,814)	(85,622)	3,192
PartyGaming PLC (Consumer Services)	(105,495)	(111,900)	(6,405)

			(3,213)

Guernsey — 0.5%
Resolution Ltd. (Insurance)	(127,884)	(112,380)	15,504

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Ireland — 0.5%
Experian PLC (Commercial & Professional Services)	$(111,802)	$(110,523)	$1,279

Italy — 3.0%
Autogrill SpA (Consumer Services)	(243,471)	(227,802)	15,669
Davide Campari-Milano SpA (Food, Beverage & Tobacco)	(166,424)	(158,475)	7,949
DiaSorin SpA (Health Care Equipment & Services)	(84,486)	(83,874)	612
Fiat SpA (Automobiles & Components)	(77,188)	(65,504)	11,684
Saipem SpA (Energy)	(177,910)	(165,894)	12,016

			47,930

Japan — 23.1%
Air Water, Inc. (Materials)	(98,083)	(91,536)	6,547
Chiyoda Corp. (Capital Goods)	(232,530)	(264,174)	(31,644)
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	(211,149)	(199,979)	11,170
Chuo Mitsui Trust Holdings, Inc. (Banks)	(219,026)	(230,119)	(11,093)
Daibiru Corp. (Real Estate)	(23,813)	(24,835)	(1,022)
Fast Retailing Co. Ltd. (Retailing)	(132,499)	(116,607)	15,892
Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	(180,987)	(190,637)	(9,650)
Ibiden Co. Ltd. (Technology Hardware & Equipment)	(60,783)	(58,049)	2,734
Izumi Co. Ltd. (Retailing)	(63,496)	(63,197)	299
J. Front Retailing Co. Ltd. (Retailing)	(112,992)	(104,772)	8,220

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Japan — (continued)
Keihan Electric Railway Co. Ltd. (Capital Goods)	$(169,121)	$(174,411)	$(5,290)
Keihin Electric Express Railway Co. Ltd. (Transportation)	(377,962)	(392,430)	(14,468)
Keisei Electric Railway Co. Ltd. (Transportation)	(91,438)	(87,707)	3,731
Kintetsu Corp. (Transportation)	(450,512)	(466,454)	(15,942)
Konami Corp. (Software & Services)	(65,181)	(57,548)	7,633
MISUMI Group, Inc. (Capital Goods)	(431,945)	(437,958)	(6,013)
Modec, Inc. (Energy)	(32,786)	(32,745)	41
Nippon Gas Co. Ltd. (Energy)	(34,016)	(32,283)	1,733
NTT Urban Development Corp. (Real Estate)	(195,556)	(213,953)	(18,397)
Odakyu Electric Railway Co. Ltd. (Transportation)	(69,527)	(73,054)	(3,527)
Okumura Corp. (Capital Goods)	(67,609)	(72,722)	(5,113)
Point, Inc. (Retailing)	(41,590)	(41,770)	(180)
Shimizu Corp. (Capital Goods)	(169,576)	(178,421)	(8,845)
Showa Shell Sekiyu KK (Energy)	(169,556)	(163,175)	6,381
SoftBank Corp. (Telecommunication Services)	(112,855)	(122,044)	(9,189)
Square Enix Holdings Co. Ltd. (Software & Services)	(95,271)	(89,899)	5,372
Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	(110,732)	(107,196)	3,536
Sundrug Co. Ltd. (Food & Staples Retailing)	(38,036)	(38,239)	(203)
Sysmex Corp. (Health Care Equipment & Services)	(346,823)	(368,844)	(22,021)
The Akita Bank Ltd. (Banks)	(36,389)	(35,990)	399

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Japan — (continued)
The Bank of Iwate Ltd. (Banks)	$(239,005)	$(240,961)	$(1,956)
The Hokkoku Bank Ltd. (Banks)	(79,137)	(78,787)	350
The Yamagata Bank Ltd. (Banks)	(47,348)	(47,640)	(292)
TOC Co. Ltd. (Real Estate)	(200,990)	(208,135)	(7,145)
Toho Co. Ltd. (Media)	(59,862)	(59,535)	327
Tokyu Corp. (Transportation)	(80,178)	(81,099)	(921)
TonenGeneral Sekiyu KK (Energy)	(151,146)	(149,363)	1,783
Yamaha Motor Co. Ltd. (Automobiles & Components)	(65,694)	(70,789)	(5,095)

			(101,858)

Luxembourg — 0.1%
Millicom International Cellular SA SDR (Telecommunication Services)	(36,401)	(32,564)	3,837

Netherlands — 3.0%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	(47,958)	(43,560)	4,398
Reed Elsevier NV (Media)	(418,300)	(407,653)	10,647
SBM Offshore NV (Energy)	(105,360)	(103,615)	1,745
Vastned Retail NV (REIT)	(149,498)	(147,494)	2,004

			18,794

Norway — 0.1%
Austevoll Seafood ASA (Food, Beverage & Tobacco)	(31,443)	(35,864)	(4,421)

Papua New Guinea — 0.6%
Oil Search Ltd. (Energy)	(182,653)	(153,256)	29,397

Spain — 3.7%
Enagas SA (Utilities)	(423,589)	(395,112)	28,477
Grupo Catalana Occidente SA (Insurance)	(184,077)	(186,474)	(2,397)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
Spain — (continued)
Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals, Biotechnology & Life Sciences)	$(182,564)	$(166,687)	$15,877
Pescanova SA (Food, Beverage & Tobacco)	(136,722)	(132,784)	3,938

			45,895

Sweden — 6.1%
Axfood AB (Food & Staples Retailing)	(102,371)	(100,218)	2,153
Husqvarna AB Class B (Consumer Durables & Apparel)	(154,137)	(141,712)	12,425
JM AB (Consumer Durables & Apparel)	(363,665)	(304,367)	59,298
Lundin Petroleum AB (Energy)	(751,169)	(718,799)	32,370
Scania AB Class B (Capital Goods)	(113,251)	(107,440)	5,811
Swedbank AB Class A (Banks)	(79,441)	(66,762)	12,679

			124,736

Switzerland — 1.1%
Ferrexpo PLC (Materials)	(37,710)	(36,225)	1,485
Logitech International SA (Technology Hardware & Equipment)	(235,535)	(227,900)	7,635

			9,120

United Kingdom — 20.4%
BG Group PLC (Energy)	(153,056)	(140,048)	13,008
Bovis Homes Group PLC (Consumer Durables & Apparel)	(68,337)	(61,223)	7,114
BT Group PLC (Telecommunication Services)	(127,010)	(115,993)	11,017
BTG PLC (Pharmaceuticals, Biotechnology & Life Sciences)	(30,492)	(29,953)	539
Carpetright PLC (Retailing)	(234,882)	(223,995)	10,887
Dignity PLC (Consumer Services)	(760,839)	(769,863)	(9,024)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
United Kingdom — (continued)
eaga PLC (Consumer Durables & Apparel)	$(80,396)	$(76,902)	$3,494
Fresnillo PLC (Materials)	(742,626)	(620,494)	122,132
Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	(127,651)	(133,646)	(5,995)
Hochschild Mining PLC (Materials)	(96,980)	(94,404)	2,576
Imagination Technologies Group PLC (Technology Hardware & Equipment)	(253,932)	(272,939)	(19,007)
Inmarsat PLC (Telecommunication Services)	(380,109)	(367,482)	12,627
McBride PLC (Household & Personal Products)	(56,292)	(55,614)	678
Mothercare PLC (Retailing)	(75,854)	(72,384)	3,470
N. Brown Group PLC (Retailing)	(95,546)	(85,456)	10,090
Northgate PLC (Transportation)	(49,714)	(48,071)	1,643
Premier Oil PLC (Energy)	(113,757)	(104,630)	9,127
Reed Elsevier PLC (Media)	(124,449)	(119,327)	5,122
Restaurant Group PLC (Consumer Services)	(57,729)	(61,631)	(3,902)
Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	(679,976)	(685,753)	(5,777)
Telecity Group PLC (Software & Services)	(44,374)	(41,550)	2,824
Trinity Mirror PLC (Media)	(109,460)	(98,957)	10,503

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Short Positions — (continued)
United Kingdom — (continued)
Tullow Oil PLC (Energy)	$(643,031)	$(556,102)	$86,929

			270,075

TOTAL SHORT POSITIONS OF TOTAL RETURN SWAP	$(24,715,402)	$(23,694,384)	$1,021,018

NET LONG AND SHORT POSITIONS OF TOTAL RETURN SWAP			$(245,654)

NET FINANCING COST			(1,436)
CORPORATE ACTIONS			34,017

NET SWAP CONTRACT			$(213,073)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of the current swap value. Morgan Stanley & Co. International PLC acts as the counterparty for the Fund’s swap contract. Termination date for this contract is September 13, 2010.

Investment Abbreviations:
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long	Date	Value	Loss

Dow Jones EURO STOXX 50 Index	20	March 2010	$768,953	$(6,229)
FTSE 100 Index	4	March 2010	329,195	(2,578)
SPI 200 Index	1	March 2010	100,541	(1,929)
TOPIX Index	3	March 2010	297,291	(7,519)

TOTAL				$(18,255)

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$70,201,857

Gross unrealized gain	3,640,647
Gross unrealized loss	(5,613,786)

Net unrealized security loss	$(1,973,139)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 95.0%
Brazil — 10.8%
113,380	Banco Bradesco SA ADR Preference Shares (Banks)(a)	$1,877,573
40,700	Banco do Brasil SA (Banks)	606,721
261,300	Banco do Estado do Rio Grande do Sul SA Preference B Shares (Banks)	1,815,931
14,000	Banco Santander Brasil SA ADR (Banks)	168,560
195,200	Braskem SA Preference A Shares (Materials)*	1,373,131
114,200	Centrais Eletricas Brasileiras SA Preference B Shares (Utilities)	2,102,249
3,600	Companhia de Bebidas das Americas ADR Preference Shares (Food, Beverage & Tobacco)(a)	333,216
65,925	Empresa Brasileira de Aeronautica SA ADR (Capital Goods)(a)	1,399,588
16,700	Fibria Celulose SA ADR (Materials)*	305,276
104,300	Gerdau SA ADR Preference Shares (Materials)(a)	1,402,835
140,300	Klabin SA Preference Shares (Materials)	363,217
133,800	Metalurgica Gerdau SA Preference Shares (Materials)	2,224,558
236,500	Petroleo Brasileiro SA ADR (Energy)	9,594,805
394,700	Petroleo Brasileiro SA Preference Shares (Energy)	7,154,854
272,200	Suzano Papel e Celulose SA Preference Shares (Materials)	2,932,829
393,800	Tele Norte Leste Participacoes SA ADR Preference Shares (Telecommunication Services)(a)	7,017,516
45,800	Telecomunicacoes de Sao Paulo SA ADR Preference Shares (Telecommunication Services)(a)	1,025,004
290,600	Usinas Siderurgicas de Minas Gerais SA Preference A Shares (Materials)	7,646,557
114,700	Vale SA ADR (Materials)(a)	2,958,113
123,000	Vale SA Preference A Shares (Materials)	2,749,719

		55,052,252

Chile — 1.4%
1,498,445	Centros Comerciales Sudamericanos SA (Food & Staples Retailing)	5,300,453
47,779	Compania Cervecerias Unidas SA (Food, Beverage & Tobacco)	371,037
15,850	Empresas CMPC SA (Materials)	692,549
57,146	Empresas COPEC SA (Capital Goods)	915,906

		7,279,945

China — 12.2%
464,000	Agile Property Holdings Ltd. Class H (Real Estate)	577,785
28,205,000	Bank of China Ltd. Class H (Banks)	13,492,005
2,070,000	China CITIC Bank Corp. Ltd. Class H (Banks)	1,378,126
22,869,000	China Construction Bank Corp. Class H (Banks)	17,470,524
191,000	China Life Insurance Co. Ltd. Class H (Insurance)	842,318

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
930,500	China Minsheng Banking Corp. Ltd. Class H (Banks)*	$928,828
1,412,000	China Petroleum & Chemical Corp. Class H (Energy)	1,098,482
221,000	China Shenhua Energy Co. Ltd. Class H (Energy)	942,000
14,228,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	5,845,241
1,000,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	1,299,309
1,772,000	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	2,404,947
12,928,000	PetroChina Co. Ltd. Class H (Energy)	14,438,314
218,093	Shandong Chenming Paper Holdings Ltd. Class B (Materials)	158,318
31,400	Suntech Power Holdings Co. Ltd. ADR (Capital Goods)*(a)	424,214
1,345,000	Weiqiao Textile Co. Ltd. Class H (Consumer Durables & Apparel)	897,800

		62,198,211

Egypt — 0.8%
1,030,885	Talaat Moustafa Group Holding (Real Estate)*	1,331,175
787,137	Telecom Egypt SAE (Telecommunication Services)	2,616,456

		3,947,631

Hong Kong — 4.2%
3,084,000	Chaoda Modern Agriculture Holdings Ltd. (Food, Beverage & Tobacco)	3,013,988
382,000	China Mobile Ltd. (Telecommunication Services)	3,588,787
572,000	China Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	291,125
628,000	China Resources Enterprise Ltd. (Retailing)	2,062,104
2,636,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	2,940,788
1,841,000	Citic Pacific Ltd. (Capital Goods)	3,898,281
1,215,000	CNOOC Ltd. (Energy)	1,703,575
445,000	Kingboard Chemical Holdings Ltd. (Technology Hardware & Equipment)	1,889,646
4,664,000	Shenzhen Investment Ltd. (Real Estate)	1,662,529
618,000	TPV Technology Ltd. (Technology Hardware & Equipment)	388,441

		21,439,264

Hungary — 0.9%
151,975	OTP Bank PLC (Banks)*	4,462,622

India — 7.1%
68,812	Bajaj Holdings and Investment Ltd. (Diversified Financials)	841,797
813,053	Hindalco Industries Ltd. (Materials)	2,571,614
90,480	Hindustan Zinc Ltd. (Materials)	2,171,302
200,103	IDBI Bank Ltd. (Banks)	525,188
642,622	Indian Bank (Banks)	2,491,641

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
India — (continued)
192,716	Indian Oil Corp. Ltd. (Energy)	$1,254,719
10,820	Infosys Technologies Ltd. ADR (Software & Services)	561,666
35,172	JSW Steel Ltd. (Materials)	747,772
83,835	Jubilant Organosys Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	586,873
121,655	Oil & Natural Gas Corp. Ltd. (Energy)	2,879,243
500,967	Patni Computer Systems Ltd. (Software & Services)	5,002,989
125,681	Ranbaxy Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,236,144
799,590	Rolta India Ltd. (Software & Services)	3,520,598
112,852	Satyam Computer Services Ltd. (Software & Services)*	240,735
147,831	Shipping Corp of India Ltd. (Transportation)	501,601
876,698	Steel Authority of India Ltd. (Materials)	4,061,431
366,906	Sterlite Industries (India) Ltd. (Materials)	5,931,929
117,402	Tata Chemicals Ltd. (Materials)	750,678
84,083	Welspun-Gujarat Stahl Ltd. (Materials)	474,774

		36,352,694

Indonesia — 0.9%
1,881,500	PT Bank Mandiri Tbk (Banks)	932,273
3,982,000	PT Bank Negara Indonesia (Persero) Tbk (Banks)	815,023
1,425,500	PT Bumi Resources Tbk (Energy)	372,274
513,500	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	1,309,100
2,623,500	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	1,002,194
484,500	PT Perusahaan Gas Negara (Utilities)	194,041

		4,624,905

Israel — 1.5%
420,544	Bank Hapoalim BM (Banks)*	1,800,165
580,410	Bank Leumi Le-Israel BM (Banks)*	2,485,438
1,561,615	Israel Discount Bank Ltd. Class A (Banks)*	3,512,626

		7,798,229

Mexico — 5.1%
218,950	America Movil SAB de CV Series L ADR (Telecommunication Services)	9,557,168
57,340	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)(a)	3,549,919
1,082,600	Consorcio ARA SAB de CV (Consumer Durables & Apparel)*	696,075
47,900	Embotelladoras Arca SAB de CV (Food, Beverage & Tobacco)	153,807
139,410	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	5,877,526
117,200	Grupo Bimbo SAB de CV Series A (Food, Beverage & Tobacco)	737,428
379,200	Grupo Carso SAB de CV Series A-1 (Capital Goods)	1,174,128

Shares	Description	Value
Common Stocks — (continued)
Mexico — (continued)
163,200	Grupo Famsa SAB de CV Class A (Retailing)*	$338,503
113,200	Grupo Financiero Banorte SAB de CV (Banks)	371,448
536,700	Grupo Mexico SAB de CV Series B (Materials)	1,089,403
161,600	Grupo Modelo SAB de CV (Food, Beverage & Tobacco)*	797,499
295,800	Grupo Simec SAB de CV (Materials)*	705,578
160,700	Industrias CH SAB de CV (Materials)*	528,295
158,700	Organizacion Soriana SAB de CV Class B (Food & Staples Retailing)*	368,480

		25,945,257

Poland — 0.2%
25,532	KGHM Polska Miedz SA (Materials)	837,679

Russia — 5.6%
382,242	OAO Gazprom ADR (Energy)	9,263,230
258,771	OAO Lukoil ADR (Energy)(a)	14,196,647
89,640	OAO Surgutneftegaz ADR (Energy)	753,364
136,845	OAO Surgutneftegaz ADR (Energy)(a)	1,144,024
2,587,084	OAO Surgutneftegaz Preference Shares (Energy)	1,195,389
62,131	OAO Tatneft ADR (Energy)	1,911,592

		28,464,246

South Africa — 5.1%
311,844	African Rainbow Minerals Ltd. (Materials)	6,815,706
27,147	ArcelorMittal South Africa Ltd. (Materials)	372,042
48,237	Aveng Ltd. (Capital Goods)	223,665
220,078	Barloworld Ltd. (Capital Goods)	1,298,602
83,134	DataTec Ltd. (Technology Hardware & Equipment)	310,851
268,300	Gold Fields Ltd. ADR (Materials)(a)	3,063,986
236,240	Grindrod Ltd. (Transportation)	464,321
498,006	Harmony Gold Mining Co. Ltd. ADR (Materials)(a)	4,566,715
157,698	Imperial Holdings Ltd. (Retailing)	1,645,218
201,981	MTN Group Ltd. (Telecommunication Services)	2,883,407
24,624	Mvelaphanda Resources Ltd. (Materials)*	163,189
97,209	Nedbank Group Ltd. (Banks)	1,544,067
65,599	Sasol Ltd. (Energy)	2,430,692
41,544	Tongaat Hulett Ltd. (Food, Beverage & Tobacco)	540,684

		26,323,145

South Korea — 16.8%
17,320	Daegu Bank (Banks)	220,683
72,865	GS Engineering & Construction Corp. (Capital Goods)	5,552,561
7,460	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	1,195,286
34,411	Hyundai Mipo Dockyard Co. Ltd. (Capital Goods)	3,206,866

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
10,923	Hyundai Motor Co. (Automobiles & Components)	$1,054,720
181,650	Industrial Bank of Korea (Banks)*	2,045,660
148,140	Korea Electric Power Corp. (Utilities)*	4,883,401
7,885	Korea Express Co. Ltd. (Transportation)*	364,990
1,482	Korea Zinc Co. Ltd. (Materials)	215,924
6,130	KT Corp. (Telecommunication Services)*	261,915
88,612	LG Corp. (Capital Goods)	4,775,579
224,030	LG Display Co. Ltd. (Technology Hardware & Equipment)	7,242,185
25,381	LG Electronics, Inc. (Consumer Durables & Apparel)	2,367,655
418	Lotte Chilsung Beverage Co. Ltd. (Food, Beverage & Tobacco)*	297,730
31,401	Lotte Shopping Co. Ltd. (Retailing)*	8,063,021
27,607	POSCO (Materials)	12,592,737
65,970	S&T Dynamics Co. Ltd. (Automobiles & Components)	783,737
11,170	Samsung Card Co. Ltd. (Diversified Financials)	492,135
28,970	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	19,465,257
146,460	Shinhan Financial Group Co. Ltd. (Banks)	5,113,977
16,985	Sindoh Co. Ltd. (Technology Hardware & Equipment)	790,952
28,400	SK Holdings Co. Ltd. (Capital Goods)	2,033,044
24,050	STX Engine Co. Ltd. (Capital Goods)*	370,367
190,920	Woori Finance Holdings Co. Ltd. (Banks)*	2,189,300

		85,579,682

Taiwan — 15.9%
1,358,501	Altek Corp. (Consumer Durables & Apparel)	2,405,180
5,591,000	Asustek Computer, Inc. (Technology Hardware & Equipment)	10,791,111
4,073,000	China Development Financial Holding Corp. (Banks)*	1,126,622
2,595,000	China Life Insurance Co. Ltd. (Insurance)*	1,755,643
2,166,000	Chunghwa Picture Tubes Ltd. (Technology Hardware & Equipment)*	263,877
1,039,000	Coretronic Corp. (Technology Hardware & Equipment)	1,468,468
110,000	Depo Auto Parts Ind Co. Ltd. (Automobiles & Components)	263,761
6,923,000	Elitegroup Computer Systems Co. Ltd. (Technology Hardware & Equipment)	2,863,044
1,301,000	Eternal Chemical Co. Ltd. (Materials)	1,255,301
1,070,000	Formosa Chemicals & Fibre Corp. (Materials)	2,310,331
465,330	Formosa Plastics Corp. (Materials)	964,929
8,941,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)*	10,401,067

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
618,000	Getac Technology Corp. (Technology Hardware & Equipment)	$495,246
7,240,000	Gigabyte Technology Co. Ltd. (Technology Hardware & Equipment)	6,884,385
511,000	Great Wall Enterprise Co. Ltd. (Food, Beverage & Tobacco)	520,880
1,053,000	Lee Chang Yung Chemical Industry Corp. (Materials)	1,226,143
9,513,880	Macronix International Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,291,279
225,336	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	3,635,530
1,627,000	Mega Financial Holding Co. Ltd. (Banks)	875,387
2,590,513	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	1,604,020
920,000	Pou Chen Corp. (Consumer Durables & Apparel)	690,239
939,000	Sanyang Industry Co. Ltd. (Automobiles & Components)*	354,321
632,000	Systex Corp. (Software & Services)*	844,800
1,571,723	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	15,968,706
2,596,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*	1,283,138
2,452,000	Universal Scientific Industrial Co. Ltd. (Technology Hardware & Equipment)	1,584,806
514,000	USI Corp. (Materials)*	315,143
1,939,569	Wistron Corp. (Technology Hardware & Equipment)	3,661,749
854,900	Yieh Phui Enterprise Co. Ltd. (Materials)	326,214

		81,431,320

Thailand — 0.4%
85,100	PTT Chemical PCL (Materials)	215,240
309,900	PTT PCL (Energy)	2,068,047

		2,283,287

Turkey — 6.1%
326,755	Arcelik AS (Consumer Durables & Apparel)*	1,291,857
967,237	Asya Katilim Bankasi AS (Banks)*	2,511,535
134,390	Eczacibasi Ilac ve Sanayi ve Ticaret AS (Pharmaceuticals, Biotechnology & Life Sciences)	253,597
617,797	Haci Omer Sabanci Holding AS (Diversified Financials)	2,652,245
382,827	Koc Holding AS (Capital Goods)*	1,296,130
951,777	Sekerbank TAS (Banks)*	1,630,595
703,519	Turk Sise ve Cam Fabrikalari AS (Consumer Durables & Apparel)*	909,157
371,034	Turkiye Garanti Bankasi AS (Banks)	1,556,149
2,085,246	Turkiye Is Bankasi Class C (Banks)	9,160,118
2,909,543	Turkiye Sinai Kalkinma Bankasi AS (Banks)*	3,683,175

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Turkey — (continued)
1,706,035	Turkiye Vakiflar Bankasi TAO Class D (Banks)*	$4,522,463
360,469	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	930,678
325,747	Yapi ve Kredi Bankasi AS (Banks)*	784,467

		31,182,166

TOTAL COMMON STOCKS		$485,202,535

Exchange Traded Fund — 4.5%
Other — 4.5%
596,251	iShares MSCI Emerging Markets Index Fund	$22,812,563

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$508,015,098

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) — 4.9%
Boston Global Investment Trust — Enhanced Portfolio II
25,063,646	0.148%	$25,088,710

TOTAL INVESTMENTS — 104.4%		$533,103,808

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(22,648,022)

NET ASSETS — 100.0%		$510,455,786

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(c) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$511,702,290

Gross unrealized gain	38,579,568
Gross unrealized loss	(17,178,050)

Net unrealized security gain	$21,401,518

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Australia — 4.0%
56,878	AGL Energy Ltd. (Utilities)	$695,494
149,132	AMP Ltd. (Insurance)	820,617
95,317	ASX Ltd. (Diversified Financials)	2,866,225
75,287	Bendigo and Adelaide Bank Ltd. (Banks)	652,299
677,549	BHP Billiton Ltd. (Materials)	23,554,658
49,328	Computershare Ltd. (Software & Services)	505,074
25,136	Energy Resources of Australia Ltd. (Energy)	463,890
2,150,174	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	2,958,892
130,780	Harvey Norman Holdings Ltd. (Retailing)(a)	423,873
1,191,003	Insurance Australia Group Ltd. (Insurance)	3,989,148
159,538	Macquarie Atlas Roads Group (Transportation)*	129,844
797,690	Macquarie Infrastructure Group (Transportation)	853,632
1,663,311	MAp Group (Transportation)	4,068,497
503,469	National Australia Bank Ltd. (Banks)	11,698,451
116,757	Orica Ltd. (Materials)	2,485,088
215,852	QBE Insurance Group Ltd. (Insurance)	4,353,096
1,608,128	Suncorp-Metway Ltd. (Insurance)	12,577,655
132,338	Toll Holdings Ltd. (Transportation)	999,755
16,327	Wesfarmers Ltd. (Food & Staples Retailing)	396,074
38,622	Wesfarmers Ltd. Price Protected Shares (Food & Staples Retailing)	938,601
483,561	Westfield Group (REIT)	5,369,180
127,207	Woolworths Ltd. (Food & Staples Retailing)	2,903,236
226,985	WorleyParsons Ltd. (Energy)	4,693,034

		88,396,313

Austria — 2.0%
324,312	Erste Group Bank AG (Banks)(a)	12,242,850
312,176	OMV AG (Energy)	12,295,504
78,277	Raiffeisen International Bank Holding AG (Banks)(a)	3,872,991
27,403	Verbund — Oesterreichische Elektrizitaetswirtschafts AG Class A (Utilities)	1,140,863
80,291	Vienna Insurance Group (Insurance)	3,846,696
290,271	Voestalpine AG (Materials)	10,162,914

		43,561,818

Belgium — 4.4%
632,533	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	31,564,674
137,940	Delhaize Group SA (Food & Staples Retailing)	10,812,998
716,637	Dexia SA (Banks)*(a)	4,430,719
215,055	Fortis (Insurance)*	757,057
222,548	KBC GROEP NV (Banks)*	9,580,923
21,327	Mobistar SA (Telecommunication Services)	1,341,739

Shares	Description	Value
Common Stocks — (continued)
Belgium — (continued)
169,623	Solvay SA (Materials)	$16,811,089
186,588	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)	8,341,400
381,652	Umicore (Materials)	11,762,668

		95,403,267

Bermuda — 0.2%
227,800	Seadrill Ltd. (Energy)(a)	5,169,051

China — 0.1%
1,961,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	2,056,421

Denmark — 0.2%
186,873	Danske Bank A/S (Banks)*	4,438,866

France — 10.1%
122,510	Accor SA (Consumer Services)	6,180,669
230,011	Alcatel-Lucent (Technology Hardware & Equipment)*	774,715
37,742	Alstom SA (Capital Goods)	2,520,034
258,800	AXA SA (Insurance)	5,328,907
311,004	BNP Paribas (Banks)	22,217,182
23,173	Bouygues SA (Capital Goods)	1,140,828
80,870	Christian Dior SA (Consumer Durables & Apparel)	8,168,766
36,966	CNP Assurances (Insurance)	3,272,310
119,095	Compagnie Generale de Geophysique-Veritas (Energy)*	2,912,718
225,453	Credit Agricole SA (Banks)	3,534,167
18,377	Fonciere Des Regions (REIT)	1,826,268
773,115	France Telecom SA (Telecommunication Services)	17,725,332
240,296	GDF Suez (Utilities)	9,085,887
38,616	Lafarge SA (Materials)	2,856,575
134,295	Lagardere S.C.A. (Media)	5,203,651
73,032	Legrand SA (Capital Goods)	2,107,319
117,579	L’Oreal SA (Household & Personal Products)	12,397,467
37,247	M6-Metropole Television (Media)	989,212
37,476	PPR (Retailing)	4,570,067
286,738	Renault SA (Automobiles & Components)*	13,460,650
502,749	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)	37,175,489
8,379	Schneider Electric SA (Capital Goods)	864,416
258,351	SCOR SE (Insurance)	5,985,533
14,777	Societe Generale (Banks)	854,956
80,718	Societe Television Francaise 1 (Media)	1,391,891
150,041	Technip SA (Energy)	10,256,962
20,243	Thales SA (Capital Goods)	917,411
595,281	Total SA (Energy)	34,403,280
6,637	Unibail-Rodamco SE (REIT)	1,438,120
16,458	Vallourec SA (Capital Goods)	2,830,837

		222,391,619

Germany — 11.4%
288,271	Allianz SE (Registered) (Insurance)	31,919,013
294,701	BASF SE (Materials)	16,765,444

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
119,632	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	$8,176,862
44,971	Beiersdorf AG (Household & Personal Products)	2,629,330
55,643	Celesio AG (Health Care Equipment & Services)	1,622,535
653,397	Commerzbank AG (Banks)*(a)	5,051,417
128,800	Daimler AG (Registered) (Automobiles & Components)	5,925,414
86,795	Deutsche Bank AG (Registered) (Diversified Financials)	5,294,603
267,469	Deutsche Lufthansa AG (Registered) (Transportation)	4,289,645
61,464	Deutsche Post AG (Registered) (Transportation)	1,071,338
1,382,560	E.ON AG (Utilities)	50,860,863
24,712	Fresenius SE Preference Shares (Health Care Equipment & Services)	1,682,699
244,791	GEA Group AG (Capital Goods)	4,993,071
105,552	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	5,382,613
64,321	Hochtief AG (Capital Goods)	4,787,729
866,740	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)*	4,782,968
47,953	K+S AG (Materials)	2,695,565
21,470	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	1,913,632
184,232	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	27,588,765
142,883	RWE AG (Utilities)	12,676,576
59,039	Salzgitter AG (Materials)	5,224,613
319,709	SAP AG (Software & Services)	14,603,144
182,644	Siemens AG (Registered) (Capital Goods)(a)	16,285,911
121,930	Suedzucker AG (Food, Beverage & Tobacco)	2,824,790
98,881	ThyssenKrupp AG (Materials)(a)	3,126,125
265,696	TUI AG (Consumer Services)*(a)	2,456,284
39,231	Volkswagen AG (Automobiles & Components)(a)	3,426,993
24,877	Volkswagen AG Preference Shares (Automobiles & Components)	2,014,552

		250,072,494

Greece — 0.3%
648,779	Marfin Investment Group SA (Diversified Financials)*	1,791,479
164,290	National Bank of Greece SA (Banks)*	3,591,230
47,738	Public Power Corp. SA (Utilities)*	891,826

		6,274,535

Hong Kong — 3.9%
252,000	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	2,078,263

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
2,242,000	BOC Hong Kong (Holdings) Ltd. (Banks)	$4,659,620
942,000	Cheung Kong (Holdings) Ltd. (Real Estate)	11,084,057
1,256,000	CLP Holdings Ltd. (Utilities)	8,501,744
968,445	Esprit Holdings Ltd. (Retailing)	6,822,113
807,000	Hang Lung Group Ltd. (Real Estate)	3,617,210
518,000	Hang Lung Properties Ltd. (Real Estate)	1,758,131
119,400	Hang Seng Bank Ltd. (Banks)	1,667,124
463,500	Hong Kong Electric Holdings Ltd. (Utilities)	2,593,921
307,400	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	5,183,371
1,380,000	Hutchison Whampoa Ltd. (Capital Goods)	9,386,823
224,000	Li & Fung Ltd. (Retailing)	1,020,857
1,324,000	New World Development Ltd. (Real Estate)	2,160,736
100,000	Sun Hung Kai Properties Ltd. (Real Estate)	1,279,868
939,000	Swire Pacific Ltd. Class A (Real Estate)	10,188,554
169,000	Television Broadcasts Ltd. (Media)	790,809
860,016	The Link REIT (REIT)	2,063,494
927,000	The Wharf Holdings Ltd. (Real Estate)	4,574,804
1,210,000	Wheelock & Co. Ltd. (Real Estate)	3,152,045
25,000	Wing Hang Bank Ltd. (Banks)	210,063
1,038,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	3,224,370

		86,017,977

Ireland — 0.5%
316,529	CRH PLC (Materials)	7,601,179
105,196	Kerry Group PLC Class A (Food, Beverage & Tobacco)	3,108,174

		10,709,353

Italy — 2.1%
679,522	Enel SpA (Utilities)	3,652,999
55,647	Eni SpA (Energy)	1,293,311
7,043,156	Parmalat SpA (Food, Beverage & Tobacco)	17,655,844
11,030,958	Telecom Italia SpA (Telecommunication Services)	16,493,200
2,622,791	UniCredit SpA (Banks)*	7,232,631

		46,327,985

Japan — 15.7%
15,400	Aisin Seiki Co. Ltd. (Automobiles & Components)	406,371
2,292,000	AMADA Co. Ltd. (Capital Goods)	15,310,025
1,210,000	Asahi Kasei Corp. (Materials)	6,014,302
420,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	15,494,011
410,900	Brother Industries Ltd. (Technology Hardware & Equipment)	4,433,725
130,500	Canon Marketing Japan, Inc. (Retailing)	1,804,860
287,500	Canon, Inc. (Technology Hardware & Equipment)	11,237,820

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
534	Central Japan Railway Co. (Transportation)	$3,924,527
50,600	Credit Saison Co. Ltd. (Diversified Financials)	630,345
81,000	Daicel Chemical Industries Ltd. (Materials)	487,620
88,800	Daito Trust Construction Co. Ltd. (Real Estate)	4,211,971
1,257,000	Daiwa Securities Group, Inc. (Diversified Financials)	6,285,935
28,600	Denso Corp. (Automobiles & Components)	840,252
245,100	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)*	4,326,610
685,000	Fuji Electric Holdings Co. Ltd. (Capital Goods)*	1,358,330
686,000	Fuji Heavy Industries Ltd. (Automobiles & Components)*	3,222,755
3,007	Fuji Media Holdings, Inc. (Media)	4,506,511
212,500	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	6,806,085
174,000	Fujitsu Ltd. (Technology Hardware & Equipment)	1,061,206
220,000	Fukuoka Financial Group, Inc. (Banks)	805,455
898,900	Honda Motor Co. Ltd. (Automobiles & Components)	30,462,927
41,200	Idemitsu Kosan Co. Ltd. (Energy)	2,634,864
483,000	ITOCHU Corp. (Capital Goods)	3,770,565
9,200	Japan Petroleum Exploration Co. Ltd. (Energy)	431,814
246	Japan Prime Realty Investment Corp. (REIT)(a)	468,618
483	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,742,975
9,600	JFE Holdings, Inc. (Materials)	333,798
23,600	JSR Corp. (Materials)	466,344
183,000	Kaneka Corp. (Materials)	1,180,262
54,100	Kao Corp. (Household & Personal Products)	1,305,220
37,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	563,995
26,000	Koito Manufacturing Co. Ltd. (Automobiles & Components)	453,141
223,500	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	2,283,307
45,000	Kubota Corp. (Capital Goods)	404,650
35,500	Kuraray Co. Ltd. (Materials)	413,608
81,000	Makita Corp. (Consumer Durables & Apparel)	2,717,721
114,200	Marui Group Co. Ltd. (Retailing)	697,057
8,800	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)*	332,083
252,000	Mitsubishi Chemical Holdings Corp. (Materials)	1,049,774
1,071,500	Mitsubishi UFJ Financial Group, Inc. (Banks)	5,514,016

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
16,260	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	$562,461
72,900	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	1,824,717
135,400	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	2,354,147
2,990,400	Mizuho Financial Group, Inc. (Banks)	5,771,077
222,000	Mizuho Securities Co. Ltd. (Diversified Financials)	654,062
348,000	NEC Corp. (Technology Hardware & Equipment)*	897,309
148	Nippon Building Fund, Inc. (REIT)	1,303,001
2,185,000	Nippon Express Co. Ltd. (Transportation)	9,157,666
1,138,500	Nippon Mining Holdings, Inc. (Energy)	4,902,614
120,000	Nippon Oil Corp. (Energy)	560,732
1,874,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	4,840,421
231,700	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	9,750,874
68,400	Nissan Motor Co. Ltd. (Automobiles & Components)*	556,011
7,500	Nissha Printing Co. Ltd. (Commercial & Professional Services)	315,316
563,000	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	7,522,302
913,000	Nisshin Steel Co. Ltd. (Materials)	1,549,035
5,500	Nitori Co. Ltd. (Retailing)	414,858
75,600	Nomura Holdings, Inc. (Diversified Financials)	565,207
48,600	Nomura Real Estate Holdings, Inc. (Real Estate)	725,761
841	NTT DoCoMo, Inc. (Telecommunication Services)	1,258,899
8,570	ORIX Corp. (Diversified Financials)	641,558
3,486,000	Osaka Gas Co. Ltd. (Utilities)	12,272,854
169,100	Panasonic Corp. (Consumer Durables & Apparel)	2,642,074
960,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	13,742,073
78,200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,269,183
23,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	723,901
56,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	636,171
44,200	Seiko Epson Corp. (Technology Hardware & Equipment)	736,903
118,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	797,172
1,239,600	Sojitz Corp. (Capital Goods)	2,279,444
798,000	Sompo Japan Insurance, Inc. (Insurance)	5,201,169
212,500	Sony Corp. (Consumer Durables & Apparel)	7,087,226

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
425	Sony Financial Holdings, Inc. (Insurance)	$1,164,514
846,000	Sumitomo Corp. (Capital Goods)	9,523,593
351,800	Sumitomo Electric Industries Ltd. (Capital Goods)	4,595,118
277,000	Sumitomo Metal Mining Co. Ltd. (Materials)	3,854,743
154,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,983,587
18,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	318,959
24,000	Suzuki Motor Corp. (Automobiles & Components)	542,433
268,500	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,777,969
2,083,000	The Bank of Yokohama Ltd. (Banks)	9,848,248
116,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	642,656
67,000	Toho Gas Co. Ltd. (Utilities)	352,088
93,900	Tokio Marine Holdings, Inc. (Insurance)	2,524,811
439,100	Tokyo Steel Manufacturing Co. Ltd. (Materials)	4,352,262
232,000	Tokyo Tatemono Co. Ltd. (Real Estate)	918,038
525,000	Tokyu Land Corp. (Real Estate)	1,980,006
531,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	4,622,269
748,000	Tosoh Corp. (Materials)	1,923,536
386,600	Toyota Motor Corp. (Automobiles & Components)	14,869,995
1,549	West Japan Railway Co. (Transportation)	5,340,039
164,600	Yamaha Corp. (Consumer Durables & Apparel)	1,954,509
38,400	Yamato Kogyo Co. Ltd. (Materials)	1,206,636

		345,207,662

Luxembourg — 0.4%
215,323	ArcelorMittal (Materials)	8,335,766

Netherlands — 7.9%
348,608	Akzo Nobel NV (Materials)	20,751,506
55,350	Corio NV (REIT)	3,397,413
352,500	European Aeronautic Defence & Space Co. NV (Capital Goods)	6,889,418
138,900	Heineken Holding NV (Food, Beverage & Tobacco)	5,840,722
1,996,460	ING Groep NV CVA (Diversified Financials)*	18,696,116
707,842	Koninklijke Ahold NV (Food & Staples Retailing)	8,894,621
503,884	Koninklijke DSM NV (Materials)	23,484,948
119,500	Koninklijke KPN NV (Telecommunication Services)	1,978,743
218,073	Koninklijke Philips Electronics NV (Capital Goods)	6,585,401
65,489	Randstad Holding NV (Commercial & Professional Services)*	3,142,984

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
1,005,350	Royal Dutch Shell PLC Class A (Energy)	$27,916,430
809,640	Royal Dutch Shell PLC Class B (Energy)	21,537,530
268,059	TNT NV (Transportation)	7,695,521
570,307	Unilever NV CVA (Food, Beverage & Tobacco)	17,462,839

		174,274,192

New Zealand — 0.0%
185,593	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	309,785

Norway — 2.4%
487,900	DnB NOR ASA (Banks)*	5,509,613
691,000	Norsk Hydro ASA (Materials)*	5,011,408
164,000	Orkla ASA (Capital Goods)	1,478,938
1,157,650	Statoil ASA (Energy)	25,979,402
1,051,800	Telenor ASA (Telecommunication Services)*	13,669,917
39,000	Yara International ASA (Materials)	1,628,246

		53,277,524

Singapore — 1.9%
580,000	Ascendas Real Estate Investment Trust (REIT)	790,208
497,000	CapitaMall Trust (REIT)	593,889
207,000	City Developments Ltd. (Real Estate)	1,568,749
338,000	DBS Group Holdings Ltd. (Banks)	3,405,433
1,414,000	Fraser and Neave Ltd. (Capital Goods)	4,158,355
6,162,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)*	2,265,044
169,523	Jardine Cycle & Carriage Ltd. (Retailing)	3,030,450
332,000	Keppel Corp. Ltd. (Capital Goods)	1,961,636
1,085,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	6,280,403
292,000	SembCorp Industries Ltd. (Capital Goods)	727,621
240,520	Singapore Airlines Ltd. (Transportation)	2,353,037
301,000	Singapore Press Holdings Ltd. (Media)	789,033
2,048,780	Singapore Telecommunications Ltd. (Telecommunication Services)	4,366,120
407,000	United Overseas Bank Ltd. (Banks)	5,217,038
1,404,000	UOL Group Ltd. (Real Estate)	3,720,648

		41,227,664

Spain — 5.2%
18,945	Acciona SA (Utilities)	2,283,529
109,493	Acerinox SA (Materials)	2,060,327
1,541,861	Banco Bilbao Vizcaya Argentaria SA (Banks)	23,503,459
891,605	Banco de Sabadell SA (Banks)(a)	4,752,431
798,532	Banco Popular Espanol SA (Banks)	6,051,300
3,060,685	Banco Santander SA (Banks)	43,709,490
872,686	Iberdrola SA (Utilities)	7,429,949
1,052,853	Telefonica SA (Telecommunication Services)	25,221,662

		115,012,147

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — 4.4%
505,323	Alfa Laval AB (Capital Goods)(a)	$6,860,492
151,062	Assa Abloy AB Class B (Capital Goods)	2,606,537
281,646	Electrolux AB Class B (Consumer Durables & Apparel)*	6,635,277
95,002	Hennes & Mauritz AB Class B (Retailing)	5,590,651
1,076,696	Investor AB Class B (Diversified Financials)	18,953,755
2,007,150	Nordea Bank AB (Banks)	18,408,293
231,183	Sandvik AB (Capital Goods)	2,512,059
153,981	Securitas AB Class B (Commercial & Professional Services)	1,491,343
1,093,118	Skandinaviska Enskilda Banken AB Class A (Banks)*(a)	6,473,864
398,489	Skanska AB Class B (Capital Goods)(a)	6,166,181
153,413	SKF AB Class B (Capital Goods)	2,370,288
142,370	SSAB AB Class A (Materials)	2,301,146
68,242	SSAB AB Class B (Materials)	1,010,134
46,990	Svenska Handelsbanken AB Class A (Banks)	1,224,395
504,160	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	4,885,768
1,166,109	TeliaSonera AB (Telecommunication Services)	7,843,970

		95,334,153

Switzerland — 5.4%
522,576	ABB Ltd. (Registered) (Capital Goods)*	9,460,623
136,058	Adecco SA (Registered) (Commercial & Professional Services)	7,330,918
63,797	Baloise Holding AG (Registered) (Insurance)	5,289,416
408,622	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	13,840,393
68,970	Credit Suisse Group AG (Registered) (Diversified Financials)	2,983,445
213,450	GAM Holding Ltd. (Diversified Financials)	2,443,482
34,674	Geberit AG (Registered) (Capital Goods)	6,102,567
51,892	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,690,311
332,866	Nestle SA (Registered) (Food, Beverage & Tobacco)	15,778,423
379,976	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	20,334,379
1,038,029	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	8,500,712
448,570	UBS AG (Registered) (Diversified Financials)*	5,850,247
1,004,544	Xstrata PLC (Materials)*	16,300,090

		117,905,006

United Kingdom — 15.1%
147,455	Anglo American PLC (Materials)*	5,410,279

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
479,888	Associated British Foods PLC (Food, Beverage & Tobacco)	$6,741,745
794,411	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	36,873,726
2,121,267	Aviva PLC (Insurance)	12,991,156
2,635,049	BAE Systems PLC (Capital Goods)	14,778,412
2,312,335	Barclays PLC (Banks)	9,882,943
49,318	BHP Billiton PLC (Materials)	1,446,757
15,700	BP PLC (Energy)	146,482
811,782	BP PLC ADR (Energy)(b)	45,557,206
499,729	Drax Group PLC (Utilities)	3,269,516
348,702	Eurasian Natural Resources Corp. (Materials)	5,007,945
305,877	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	11,932,262
215,061	Home Retail Group PLC (Retailing)	873,229
3,474,364	HSBC Holdings PLC (Banks)	37,195,031
369,720	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	11,922,661
1,723,975	J Sainsbury PLC (Food & Staples Retailing)	8,866,664
54,183	Johnson Matthey PLC (Materials)	1,259,657
325,687	Kazakhmys PLC (Materials)*	6,251,760
549,426	Land Securities Group PLC (REIT)	5,576,618
2,327,463	Legal & General Group PLC (Insurance)	2,795,817
1,685,446	Lloyds Banking Group PLC (Banks)*	1,355,000
723,685	Man Group PLC (Diversified Financials)	2,712,261
17,697	Reckitt Benckiser Group PLC (Household & Personal Products)	917,408
52,045	Rio Tinto PLC (Materials)	2,537,981
7,301,094	Royal Bank of Scotland Group PLC (Banks)*	3,709,598
500,102	RSA Insurance Group PLC (Insurance)	1,022,593
291,210	Standard Life PLC (Insurance)	906,194
5,230,535	Thomas Cook Group PLC (Consumer Services)	18,885,941
620,528	TUI Travel PLC (Consumer Services)	2,559,678
198,334	Unilever PLC (Food, Beverage & Tobacco)	6,031,145
898,137	United Utilities Group PLC (Utilities)	7,660,130
180,699	Vedanta Resources PLC (Materials)	6,931,066
256,413	Vodafone Group PLC (Telecommunication Services)	547,803
1,317,342	Vodafone Group PLC ADR (Telecommunication Services)(a)	28,270,160
3,846,399	WM Morrison Supermarkets PLC (Food & Staples Retailing)	17,696,345
163,409	WPP PLC (Media)	1,507,856

		332,031,025

TOTAL COMMON STOCKS		$2,143,734,623

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Rate	Value
Short-term Investment(c) — 2.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
46,598,770	0.043%	$46,598,770

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$2,190,333,393

Securities Lending Reinvestment Vehicle(c)(d) — 2.7%
Boston Global Investment Trust — Enhanced Portfolio II
58,763,642	0.148%	$58,822,405

TOTAL INVESTMENTS — 102.4%		$2,249,155,798

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(53,177,183)

NET ASSETS — 100.0%		$2,195,978,615

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long	Date	Value	Loss

Dow Jones EURO STOXX 50 Index	540	March 2010	$20,761,728	$(1,600,698)
FTSE 100 Index	125	March 2010	10,287,347	(592,815)
Hang Seng Index	8	February 2010	1,040,862	(9,119)
MSCI Sing Index	14	February 2010	652,686	(12,861)
SPI 200 Index	38	March 2010	3,820,538	(269,520)
TOPIX Index	98	March 2010	9,711,516	(543,396)

TOTAL				$(3,028,409)

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,233,104,639

Gross unrealized gain	107,807,670
Gross unrealized loss	(91,756,511)

Net unrealized security gain	$16,051,159

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 92.9%
Australia — 7.4%
142,629	Abacus Property Group (REIT)	$48,818
98,293	Aditya Birla Minerals Ltd. (Materials)*	90,308
51,697	Alesco Corp. Ltd. (Capital Goods)	196,881
47,802	Ansell Ltd. (Health Care Equipment & Services)	433,625
254,055	APA Group (Utilities)	715,555
84,823	Ardent Leisure Group (REIT)	120,576
96,940	Aspen Group (REIT)	40,543
778,943	Astro Japan Property Trust (REIT)	232,281
56,318	Austal Ltd. (Capital Goods)	119,792
338,528	Austereo Group Ltd. (Media)	496,934
470,698	Australian Infrastructure Fund (Transportation)	754,630
22,093	BT Investment Management Ltd. (Diversified Financials)	59,756
118,602	Bunnings Warehouse Property Trust (REIT)	184,748
42,488	Cabcharge Australia Ltd. (Commercial & Professional Services)	212,839
218,768	Centennial Coal Co. Ltd. (Energy)	702,392
294,500	Challenger Financial Services Group Ltd. (Diversified Financials)	1,054,654
81,868	Coal of Africa Ltd. (Materials)*	153,101
364,698	Commonwealth Property Office Fund (REIT)	292,190
204,581	ConnectEast Group (Transportation)	75,339
83,653	Corporate Express Australia Ltd. (Commercial & Professional Services)	293,868
9,666	David Jones Ltd. (Retailing)	40,432
71,876	Dominion Mining Ltd. (Materials)	191,850
42,821	Downer EDI Ltd. (Commercial & Professional Services)	312,892
650,394	Emeco Holdings Ltd. (Capital Goods)	394,727
368,187	Envestra Ltd. (Utilities)	160,706
100,418	FKP Property Group (REIT)	61,866
151,170	Fleetwood Corp. Ltd. (Automobiles & Components)	1,076,297
14,231	GUD Holdings Ltd. (Consumer Durables & Apparel)	117,001
48,561	Hills Industries Ltd. (Capital Goods)	83,563
161,886	Iluka Resources Ltd. (Materials)*	469,566
163,225	ING Industrial Fund (REIT) *	64,412
650,388	ING Office Fund (Real Estate Investment Trust)	348,123
36,120	IOOF Holdings Ltd. (Diversified Financials)*	183,254
10,816	Kingsgate Consolidated Ltd. (Materials)	88,147
222,737	Lynas Corp. Ltd. (Materials)*(a)	108,174
28,918	MacArthur Coal Ltd. (Materials)	239,859
676,006	Macmahon Holdings Ltd. (Capital Goods)	340,821
741,548	Macquarie CountryWide Trust (REIT)	366,937
142,374	Minara Resources Ltd. (Materials)*	85,933
5,178	Monadelphous Group Ltd. (Capital Goods)	58,454
413,629	Mount Gibson Iron Ltd. (Materials)*	506,969

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
236,954	NRW Holdings Ltd. (Capital Goods)	$370,065
104,239	Pacific Brands Ltd. (Retailing)*	100,713
167,501	Panoramic Resources Ltd. (Materials)	269,783
230,366	PaperlinX Ltd. (Materials)*	126,340
3,128	Perpetual Ltd. (Diversified Financials)	96,248
367,709	PMP Ltd. (Commercial & Professional Services)*	239,757
88,976	Premier Investments Ltd. (Retailing)	630,605
29,754	Primary Health Care Ltd. (Health Care Equipment & Services)	144,689
90,022	Programmed Maintenance Services Ltd. (Commercial & Professional Services)	260,682
487,081	Resolute Mining Ltd. (Materials)*	421,461
12,910	Riversdale Mining Ltd. (Energy)*	84,408
91,212	Salmat Ltd. (Commercial & Professional Services)	317,638
137,002	Seven Network Ltd. (Media)	808,990
734,901	Sigma Pharmaceuticals Ltd. (Health Care Equipment & Services)	605,006
24,894	Skilled Group Ltd. (Commercial & Professional Services)	42,518
87,566	South Australian Coal Ltd. (Energy)*	7,878
31,688	Spotless Group Ltd. (Commercial & Professional Services)	75,326
565,385	Straits Resources Ltd. (Materials)	705,684
381,555	Sunland Group Ltd. (Real Estate)	253,413
145,088	Tower Australia Group Ltd. (Insurance)	316,767
67,675	United Group Ltd. (Capital Goods)	773,320
54,818	Whitehaven Coal Ltd. (Energy)	212,763

		18,442,867

Austria — 1.1%
17,504	A-TEC Industries AG (Capital Goods)*(a)	227,416
9,077	Austriamicrosystems AG (Semiconductors & Semiconductor Equipment)*	237,133
8,038	Eco Business-Immobilien AG (Real Estate)*	46,753
8,475	Flughafen Wien AG (Transportation)	394,913
115,749	Immofinanz Immobilien Anlagen AG (Real Estate)*(a)	381,214
13,878	Oesterreichische Post AG (Transportation)	375,767
2,286	Rosenbauer International AG (Capital Goods)	97,196
45,139	Zumtobel AG (Capital Goods)*	965,675

		2,726,067

Belgium — 1.7%
23,370	AGFA-Gevaert NV (Health Care Equipment & Services)*	168,902
8,410	Bekaert SA (Capital Goods)	1,223,988
540	Cofinimmo (REIT)	72,747
3,276	Compagnie Maritime Belge SA (Transportation)	98,454
16,310	Euronav NV (Energy)	356,833
1,519	Gimv NV (Diversified Financials)	77,787
5,297	KBC Ancora (Diversified Financials)*	123,419

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Belgium — (continued)
85,015	Nyrstar (Materials)*	$1,178,282
4,683	Omega Pharma SA (Health Care Equipment & Services)	226,248
23,166	Tessenderlo Chemie NV (Materials)	736,679

		4,263,339

Bermuda — 0.4%
32,450	Frontline Ltd. (Energy)(a)	975,152
36,000	Golden Ocean Group Ltd. (Transportation)*	62,401
15,368	Hiscox Ltd. (Insurance)	83,745

		1,121,298

China — 0.0%
332,000	Li Heng Chemical Fibre Technologies Ltd. Class H (Consumer Durables & Apparel)	67,928

Cyprus — 0.6%
331,000	Deep Sea Supply PLC (Energy)*(a)	516,417
177,715	Marfin Popular Bank Public Co. Ltd. (Banks)	518,629
38,000	Prosafe Production Public Ltd. (Energy)*	75,611
68,600	ProSafe SE (Energy)	384,528

		1,495,185

Denmark — 2.0%
3,206	Auriga Industries A/S Class B (Materials)	64,032
32,358	D/S Norden A/S (Transportation)	1,414,025
38,711	Danisco A/S (Food, Beverage & Tobacco)	2,697,038
13,838	East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)	433,088
1,898	FLSmidth & Co. A/S (Capital Goods)	120,947
5,467	Schouw & Co. A/S (Capital Goods)	96,265
806	SimCorp A/S (Software & Services)	143,655

		4,969,050

Finland — 1.5%
15,682	Alma Media Corp. (Media)	160,463
6,674	Cargotec Corp. Class B (Capital Goods)	189,330
13,405	Huhtamaki Oyj (Materials)	179,703
21,404	Kemira Oyj (Materials)	332,714
33,100	Konecranes Oyj (Capital Goods)	971,377
3,235	Lemminkainen Oyj (Capital Goods)	105,518
8,734	Outotec Oyj (Capital Goods)	292,958
63,199	Tieto Oyj (Software & Services)	1,406,693

		3,638,756

France — 4.7%
32,267	Arkema SA (Materials)	1,231,738
49,402	Assystem (Commercial & Professional Services)*	584,969
15,021	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	639,033
22,066	Cegid Group (Software & Services)	580,052
3,071	Faurecia (Automobiles & Components)*	64,561
10,506	Gemalto NV (Technology Hardware & Equipment)*	417,077
12,525	Groupe Steria SCA (Software & Services)	365,333

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
244,307	Havas SA (Media)	$1,067,592
6,656	Ingenico SA (Technology Hardware & Equipment)	157,544
10,161	Nexans SA (Capital Goods)	812,425
24,737	Nexity (Consumer Durables & Apparel)	899,607
13,989	Rallye SA (Food & Staples Retailing)	492,399
10,489	Rexel SA (Capital Goods)*	147,978
26,668	Rhodia SA (Materials)*	473,391
2,449	Sa des Ciments Vicat (Materials)	180,672
1,694	Saft Groupe SA (Capital Goods)	72,642
25,238	SEB SA (Consumer Durables & Apparel)	1,638,746
7,108	Societe de la Tour Eiffel (REIT)	500,857
2,846	Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT)	327,221
5,623	Sword Group (Software & Services)	221,778
3,444	Valeo SA (Automobiles & Components)*	113,126
3,978	Wendel (Capital Goods)	216,041
10,126	Zodiac Aerospace (Capital Goods)(a)	425,731

		11,630,513

Germany — 5.4%
11,479	Air Berlin PLC (Transportation)*(a)	66,472
13,998	Aixtron AG (Semiconductors & Semiconductor Equipment)	418,224
4,992	Alstria Office REIT-AG (REIT)	56,444
7,276	Aurubis AG (Materials)	293,300
3,340	Bauer AG (Capital Goods)	150,686
37,086	Bechtle AG (Software & Services)	964,430
1,973	Bilfinger Berger AG (Capital Goods)	142,776
3,801	Biotest AG (Pharmaceuticals, Biotechnology & Life Sciences)	211,505
3,858	Biotest AG Preference Shares (Pharmaceuticals, Biotechnology & Life Sciences)	198,543
6,581	Carl Zeiss Meditec AG (Health Care Equipment & Services)	107,794
38,318	comdirect bank AG (Banks)	362,653
20,737	Demag Cranes AG (Capital Goods)	647,760
15,656	Deutsche Beteiligungs AG (Diversified Financials)	389,951
14,994	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	794,492
7,141	Duerr AG (Capital Goods)	155,388
4,396	Fuchs Petrolub AG (Materials)	355,565
687	Fuchs Petrolub AG Preference Shares (Materials)	58,604
3,973	Gesco AG (Capital Goods)	205,444
7,154	H&R WASAG AG (Materials)	135,328
7,616	Hamburger Hafen und Logistik AG (Transportation)	282,498
21,807	Homag Group AG (Capital Goods)	333,708
22,501	IVG Immobilien AG (Real Estate)*	170,152
44,926	Kizoo AG (Software & Services)*(a)	484,230
15,032	Kloeckner & Co. SE (Capital Goods)*	355,125

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
63,728	Kontron AG (Semiconductors & Semiconductor Equipment)	$701,567
2,284	Krones AG (Capital Goods)	113,260
1,861	KWS Saat AG (Food, Beverage & Tobacco)	317,922
16,985	Lanxess AG (Materials)	643,740
4,502	Leoni AG (Automobiles & Components)	100,299
31,367	Loewe AG (Consumer Durables & Apparel)	433,575
2,175	Manz Automation AG (Semiconductors & Semiconductor Equipment)*	181,445
23,920	Medion AG (Retailing)	244,924
2,938	Morphosys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	68,632
4,276	MTU Aero Engines Holding AG (Capital Goods)	221,215
3,397	Pfeiffer Vacuum Technology AG (Capital Goods)	279,063
8,509	Pfleiderer AG (Registered) (Capital Goods)*	75,230
1,641	Phoenix Solar AG (Capital Goods)	75,760
18,503	Q-Cells SE (Capital Goods)*(a)	252,735
5,749	R. Stahl AG (Capital Goods)	134,710
41,667	Sky Deutschland AG (Media)*	114,547
42,693	Symrise AG (Materials)	948,924
6,632	Takkt AG (Retailing)	80,341
18,288	Tognum AG (Capital Goods)	318,553
3,377	Vossloh AG (Capital Goods)	344,980
7,206	VTG AG (Transportation)	107,070
5,881	Wincor Nixdorf AG (Technology Hardware & Equipment)(a)	398,025

		13,497,589

Greece — 0.5%
31,897	Athens Medical Center SA (Health Care Equipment & Services)	54,935
68,685	Eurobank Properties Real Estate Investment Co. (REIT)	693,577
7,504	Fourlis Holdings SA (Retailing)	91,344
21,640	J&P-Avax SA (Capital Goods)	58,905
120,082	Michaniki SA (Capital Goods)	149,479
29,885	Sarantis SA (Household & Personal Products)	167,505

		1,215,745

Hong Kong — 2.1%
228,000	AAC Acoustic Technologies Holdings, Inc. (Technology Hardware & Equipment)	374,764
288,000	Century City International Holdings Ltd. (Consumer Services)	19,186
36,000	Chen Hsong Holdings Ltd. (Capital Goods)	11,177
3,044,000	China Ting Group Holdings Ltd. (Consumer Durables & Apparel)	519,963
198,720	Chow Sang Sang Holdings International Ltd. (Retailing)	223,984
144,000	Citic 1616 Holdings Ltd. (Telecommunication Services)	39,079

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
60,000	City Telecom (H.K.) Ltd. (Telecommunication Services)	$32,544
480,000	Dah Chong Hong Holdings Ltd. (Retailing)	227,515
18,557	Dah Sing Financial Holdings Ltd. (Banks)*	89,571
65,500	Dickson Concepts International Ltd. (Retailing)	34,132
782,000	First Pacific Co. Ltd. (Diversified Financials)	435,267
161,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	60,368
434,000	Giordano International Ltd. (Retailing)	130,374
80,562	Great Eagle Holdings Ltd. (Real Estate)	196,168
517,300	HKR International Ltd. (Real Estate)	192,713
485,500	Johnson Electric Holdings Ltd. (Capital Goods)*	229,502
71,000	K. Wah International Holdings Ltd. (Real Estate)	23,178
5,643,000	Lai Sun Development (Real Estate)*	88,359
92,000	Luk Fook Holdings International Ltd. (Retailing)	73,901
220,000	Midland Holdings Ltd. (Real Estate)	183,806
360,000	Natural Beauty Bio-Technology Ltd. (Household & Personal Products)	65,217
116,000	Next Media Ltd. (Media)*	15,733
184,000	Norstar Founders Group Ltd. (Automobiles & Components)*	—
229,000	Pacific Basin Shipping Ltd. (Transportation)	168,305
45,000	Pacific Textiles Holdings Ltd. (Consumer Durables & Apparel)	31,820
1,204,000	Pico Far East Holdings Ltd. (Media)	207,023
989,000	Prosperity Real Estate Investment Trust (REIT)	167,840
158,000	Public Financial Holdings Ltd. (Diversified Financials)	77,970
112,000	SA SA International Holdings Ltd. (Retailing)	72,117
424,000	Shun Tak Holdings Ltd. (Transportation)	244,913
138,000	Singamas Container Holdings Ltd. (Capital Goods)*	21,364
2,304,000	Solomon Systech International Ltd. (Semiconductors & Semiconductor Equipment)	208,146
591,000	Sunlight Real Estate Investment Trust (REIT)	149,565
212,700	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	174,901
84,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	73,956
100,000	Tian An China Investments Co. Ltd. (Real Estate)	62,395
658,000	Victory City International Holdings Ltd. (Consumer Durables & Apparel)	153,839
106,000	Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)	71,755

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
16,000	VTech Holdings Ltd. (Technology Hardware & Equipment)	$157,702
162,000	Win Hanverky Holdings Ltd. (Consumer Durables & Apparel)	24,058

		5,334,170

Ireland — 1.2%
494,066	Allied Irish Banks PLC (Banks)*	869,643
268,529	Fyffes PLC (Food & Staples Retailing)	167,542
67,265	Grafton Group PLC (Capital Goods)*	250,115
13,935	Irish Life & Permanent Group Holdings PLC (Insurance)*	59,335
23,495	Kingspan Group PLC (Capital Goods)*	191,686
5,125	Paddy Power PLC (Consumer Services)	169,525
267,038	The Governor and Co. of the Bank of Ireland (Banks)*	484,459
367,051	Total Produce PLC (Food & Staples Retailing)	193,388
192,908	United Drug PLC (Health Care Equipment & Services)	587,831

		2,973,524

Italy — 2.7%
61,384	ACEA SpA (Utilities)	657,000
111,230	Arnoldo Mondadori Editore SpA (Media)*	429,824
23,071	Banco di Desio e della Brianza SpA (Banks)	127,630
35,504	Brembo SpA (Automobiles & Components)	236,241
68,401	Cementir Holding SpA (Materials)	294,049
43,431	Danieli & C. Officine Meccaniche SpA (Capital Goods)(a)	1,058,757
66,958	Danieli & Co. SpA Preference Shares (Capital Goods)	862,362
45,120	De’Longhi SpA (Consumer Durables & Apparel)	188,730
77,654	Geox SpA (Consumer Durables & Apparel)(a)	500,387
49,582	Indesit Co. SpA (Consumer Durables & Apparel)*	609,841
7,077	Industria Macchine Automatiche SpA (Capital Goods)	129,695
101,094	KME Group SpA (Materials)	67,555
17,367	Landi Renzo SpA (Automobiles & Components)	92,060
127,499	Maire Tecnimont SpA (Capital Goods)	431,064
47,286	Parmalat SpA (Food, Beverage & Tobacco)	118,537
39,033	Permasteelisa SpA (Capital Goods)*	701,224
62,767	Safilo Group SpA (Consumer Durables & Apparel)*(a)	48,385
85,976	Sorin SpA (Health Care Equipment & Services)*	145,202

		6,698,543

Japan — 24.6%
45,300	ADEKA Corp. (Materials)	435,460

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
12,600	Aica Kogyo Co. Ltd. (Capital Goods)	$130,412
91,600	Aichi Corp. (Capital Goods)	351,785
7,800	Airport Facilities Co. Ltd. (Real Estate)	41,233
17,800	Aisan Industry Co. Ltd. (Automobiles & Components)	159,360
25,400	Aloka Co. Ltd. (Health Care Equipment & Services)	183,524
34,600	Alpen Co. Ltd. (Retailing)	506,046
74,200	Alpine Electronics, Inc. (Consumer Durables & Apparel)*	857,083
157,600	Alps Electric Co. Ltd. (Technology Hardware & Equipment)*	902,383
4,400	AOKI Holdings, Inc. (Retailing)	44,871
33,800	Aoyama Trading Co. Ltd. (Retailing)	468,812
20,000	Arc Land Sakamoto Co. Ltd. (Retailing)	211,978
32,900	Arcs Co. Ltd. (Food & Staples Retailing)	446,880
28,900	Arisawa Manufacturing Co. Ltd. (Technology Hardware & Equipment)(a)	186,189
2,500	As One Corp. (Health Care Equipment & Services)	44,751
23,000	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	158,404
493,000	Atsugi Co. Ltd. (Consumer Durables & Apparel)	615,586
12,400	Autobacs Seven Co. Ltd. (Retailing)	374,188
115,800	Belluna Co. Ltd. (Retailing)	463,495
17,700	C. Uyemura & Co. Ltd. (Materials)	702,466
10,200	Canon Electronics, Inc. (Technology Hardware & Equipment)	218,683
20,200	Cawachi Ltd. (Food & Staples Retailing)	395,952
110,000	Central Glass Co. Ltd. (Capital Goods)	452,342
29,200	Century Tokyo Leasing Corp. (Diversified Financials)	346,221
27,400	Chiyoda Integre Co. Ltd. (Capital Goods)	293,840
45,000	Chugai Ro Co. Ltd. (Capital Goods)	121,723
19,300	CKD Corp. (Capital Goods)	130,657
11,500	CMK Corp. (Technology Hardware & Equipment)*	88,095
9,200	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	114,283
2,600	Cocokara fine Holdings, Inc. (Food & Staples Retailing)	45,200
4,600	Cosel Co. Ltd. (Capital Goods)	60,175
114	DA Office Investment Corp. (REIT)	220,747
51,000	Daifuku Co. Ltd. (Capital Goods)	319,555
101,800	Daiichikosho Co. Ltd. (Media)	1,257,351
235,000	Daikyo, Inc. (Real Estate)*(a)	485,741
10,500	Daiseki Co. Ltd. (Commercial & Professional Services)	220,380
98,000	Daiwa Industries Ltd. (Capital Goods)	442,960
11,000	Denki Kogyo Co. Ltd. (Technology Hardware & Equipment)	50,918
4,200	Disco Corp. (Semiconductors & Semiconductor Equipment)	232,838
6,900	Don Quijote Co. Ltd. (Retailing)	154,114

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
37,900	DTS Corp. (Software & Services)	$365,017
10,200	EDION Corp. (Retailing)	106,079
93	Fields Corp. (Consumer Durables & Apparel)	115,990
15,600	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	478,602
43,500	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	658,526
182,000	Fujikura Ltd. (Capital Goods)	975,486
4,700	FUJISOFT, Inc. (Software & Services)	75,300
18,000	Fujitsu General Ltd. (Consumer Durables & Apparel)	65,849
18	Fukuoka REIT Corp. (REIT)	99,676
3,000	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	148,876
53,000	Furukawa-Sky Aluminum Corp. (Materials)	91,669
24,700	Furuno Electric Co. Ltd. (Technology Hardware & Equipment)	109,151
27,100	Futaba Industrial Co. Ltd. (Automobiles & Components)*	245,162
17,700	Fuyo General Lease Co. Ltd. (Diversified Financials)	399,916
69	Global One Real Estate Investment Corp. (REIT)(a)	503,828
36,100	Glory Ltd. (Capital Goods)	793,272
19,000	Godo Steel Ltd. (Materials)	39,562
56,000	Gunze Ltd. (Consumer Durables & Apparel)	202,063
53,000	H2O Retailing Corp. (Retailing)	318,562
45,200	Hakuto Co. Ltd. (Technology Hardware & Equipment)	392,001
92,000	Hitachi Cable Ltd. (Capital Goods)	271,796
85,000	Hitachi Transport System Ltd. (Transportation)	1,124,857
6,800	Hokuto Corp. (Food, Beverage & Tobacco)	142,948
70,340	Honeys Co. Ltd. (Retailing)	447,442
23,800	Hosiden Corp. (Technology Hardware & Equipment)	282,250
42,000	IBJ Leasing Co. Ltd. (Diversified Financials)	753,256
2,400	Iida Home Max Co. Ltd. (Real Estate)	41,515
62,700	Inabata & Co. Ltd. (Capital Goods)	251,572
45,000	Ines Corp. (Software & Services)	342,371
9,000	Izumiya Co. Ltd. (Food & Staples Retailing)	38,733
23,400	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	273,819
80	Japan Excellent, Inc. (REIT)	352,894
176,000	Juki Corp. (Capital Goods)*(a)	181,668
25,000	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	259,994
6,100	Kagome Co. Ltd. (Food, Beverage & Tobacco)	106,138

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
8,200	Kanto Auto Works Ltd. (Automobiles & Components)	$66,456
31,600	Kasumi Co. Ltd. (Food & Staples Retailing)	160,637
10,500	Keihin Corp. (Automobiles & Components)	162,502
285	Kenedix, Inc. (Real Estate)*	87,360
10,000	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	202,060
26,000	Kitz Corp. (Capital Goods)	129,643
637,000	Kiyo Holdings, Inc. (Banks)	789,842
19,000	Koa Corp. (Technology Hardware & Equipment)	195,372
5,100	Kobayashi Pharmaceutical Co. Ltd. (Household & Personal Products)	203,179
4,600	Kohnan Shoji Co. Ltd. (Retailing)	51,636
21,100	Kojima Co. Ltd. (Retailing)(a)	129,240
76,300	Komori Corp. (Capital Goods)	859,919
4,100	KOSE Corp. (Household & Personal Products)	82,824
16,000	Kumiai Chemical Industry Co. Ltd. (Materials)	48,293
126,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	195,727
51,000	Kyodo Printing Co. Ltd. (Commercial & Professional Services)	136,188
2,700	Kyoei Steel Ltd. (Materials)	48,332
54,000	Kyorin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	782,687
15,600	Mandom Corp. (Household & Personal Products)	432,485
63,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	201,747
7,400	Megane TOP Co. Ltd. (Retailing)	76,153
2,500	Melco Holdings, Inc. (Technology Hardware & Equipment)	62,512
39,000	Mercian Corp. (Food, Beverage & Tobacco)	81,266
86	MID REIT, Inc. (REIT)	189,559
7,900	Ministop Co. Ltd. (Food & Staples Retailing)	93,118
27,300	Miraca Holdings, Inc. (Health Care Equipment & Services)	814,381
135,000	Mitsubishi Kakoki Kaisha Ltd. (Capital Goods)	334,247
18,100	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	230,279
428,000	Mitsubishi Steel Manufacturing Co. Ltd. (Materials)*	746,195
26,700	Mitsui High-Tec, Inc. (Semiconductors & Semiconductor Equipment)*	213,511
166,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	537,744
10	Mixi, Inc. (Software & Services)*(a)	67,551

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
8,000	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$78,783
2,800	Musashi Seimitsu Industry Co. Ltd. (Automobiles & Components)	61,722
8,540	Nafco Co. Ltd. (Retailing)	142,083
5,100	Nagaileben Co. Ltd. (Health Care Equipment & Services)	110,287
17,000	Nagase & Co. Ltd. (Capital Goods)	197,465
1,800	Nakanishi, Inc. (Health Care Equipment & Services)	165,620
187,000	Nakayama Steel Works Ltd. (Materials)	254,069
119,600	Namura Shipbuilding Co. Ltd. (Capital Goods)	673,702
56,000	NEC Electronics Corp. (Semiconductors & Semiconductor Equipment)*(a)	466,708
22,100	NEC Fielding Ltd. (Software & Services)	321,401
127	NET One Systems Co. Ltd. (Software & Services)	143,105
13,400	Nidec Copal Corp. (Consumer Durables & Apparel)	196,621
6,400	Nifco, Inc. (Materials)	139,252
16,000	Nihon Kohden Corp. (Health Care Equipment & Services)	253,772
201,000	Nippon Beet Sugar Manufacturing Co. Ltd. (Food, Beverage & Tobacco)	538,208
259	Nippon Commercial Investment Corp. (REIT)	369,006
44,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	216,908
40,000	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	425,775
87,000	Nippon Light Metal Co. Ltd. (Materials)*	85,041
42,000	Nippon Metal Industry Co. Ltd. (Materials)	64,765
28,000	Nippon Seiki Co. Ltd. (Automobiles & Components)	308,257
54,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	615,864
63,400	Nippon Signal Co. Ltd. (Capital Goods)	605,008
159,000	Nippon Soda Co. Ltd. (Materials)	587,931
82,000	Nippon Valqua Industries Ltd. (Materials)	152,003
27,000	Nissan Shatai Co. Ltd. (Automobiles & Components)	229,146
16,000	Nittetsu Mining Co. Ltd. (Materials)	70,709
16,700	Nitto Kogyo Corp. (Capital Goods)	170,510
17,700	Noevir Co. Ltd. (Household & Personal Products)	191,070
68,000	NOF Corp. (Materials)	277,259
5,000	Obara Corp. (Capital Goods)	42,028
12,800	Oiles Corp. (Capital Goods)	175,316
29,000	OKUMA Corp. (Capital Goods)	167,037
18,000	Okuwa Co. Ltd. (Food & Staples Retailing)	178,415

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
48,000	Orient Corp. (Diversified Financials)*	$43,554
145	ORIX JREIT, Inc. (REIT)	710,714
20,500	Osaka Steel Co. Ltd. (Materials)	337,649
8,600	Parco Co. Ltd. (Retailing)	66,860
63,500	Pioneer Corp. (Consumer Durables & Apparel)*(a)	246,891
8,450	Promise Co. Ltd. (Diversified Financials)*	78,275
19,800	Ricoh Leasing Co. Ltd. (Diversified Financials)	449,562
34,500	Right On Co. Ltd. (Retailing)	263,470
13,400	Riso Kagaku Corp. (Technology Hardware & Equipment)	109,064
84,000	Ryobi Ltd. (Capital Goods)*	207,505
99,000	Sakai Chemical Industry Co. Ltd. (Materials)	474,882
120,000	San-Ai Oil Co. Ltd. (Energy)	457,982
138,000	Sanden Corp. (Automobiles & Components)*	383,155
15,300	Sangetsu Co. Ltd. (Consumer Durables & Apparel)	337,050
205,000	Sanken Electric Co. Ltd. (Semiconductors & Semiconductor Equipment)	576,157
19,000	Sankyu, Inc. (Transportation)	90,419
36,300	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	276,133
90,000	Seika Corp. (Capital Goods)	191,689
96,000	Seino Holdings Corp. (Transportation)	641,136
14,900	Seiren Co. Ltd. (Consumer Durables & Apparel)	90,733
22,000	Sekisui Jushi Corp. (Capital Goods)	182,999
22,000	Sekisui Plastics Co. Ltd. (Materials)	103,569
40,000	Senko Co. Ltd. (Transportation)	149,334
19,000	Shimachu Co. Ltd. (Retailing)	386,712
56,000	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)*	150,936
6,300	Shin-Etsu Polymer Co. Ltd. (Materials)	39,624
9,300	Shinko Plantech Co. Ltd. (Energy)	99,529
45,200	Shinko Shoji Co. Ltd. (Technology Hardware & Equipment)	374,418
57,000	Shinmaywa Industries Ltd. (Capital Goods)	176,840
80,000	Shinsho Corp. (Capital Goods)	132,229
278	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	156,720
55,900	Showa Corp. (Automobiles & Components)	310,699
35,700	Sintokogio Ltd. (Capital Goods)	273,195
1,571	SKY Perfect JSAT Holdings, Inc. (Media)	671,514
166	SRI Sports Ltd. (Consumer Durables & Apparel)	158,856
1,240	Sumitomo Real Estate Sales Co. Ltd. (Real Estate)	53,611

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
40,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	$154,414
29,600	Tachi-S Co. Ltd. (Automobiles & Components)	253,810
92,000	Taihei Kogyo Co. Ltd. (Capital Goods)	372,298
14,000	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	214,900
11,000	Takasago International Corp. (Materials)	53,195
22,060	Takefuji Corp. (Diversified Financials)(a)	105,578
14,500	Takeuchi Manufacturing Co. Ltd. (Capital Goods)	158,654
17,000	Takiron Co. Ltd. (Materials)	44,050
16,400	Tamron Co. Ltd. (Consumer Durables & Apparel)	190,327
176,000	The Bank of Nagoya Ltd. (Banks)	683,938
20,400	The Bank of Okinawa Ltd. (Banks)	762,047
9,400	The Chiba Kogyo Bank Ltd. (Banks)*	67,715
122,000	The Keiyo Bank Ltd. (Banks)	572,378
13,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	69,484
3,400	The Okinawa Electric Power Co., Inc. (Utilities)	184,599
24,000	The Shiga Bank Ltd. (Banks)	142,094
25,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	109,467
190,000	The Toho Bank Ltd. (Banks)	606,913
12,000	The Yamanashi Chuo Bank Ltd. (Banks)	51,226
9,900	TKC Corp. (Software & Services)	183,247
188,000	Toa Corp. (Capital Goods)	194,643
102,000	Toagosei Co. Ltd. (Materials)	390,386
37,000	Toho Zinc Co. Ltd. (Materials)	170,106
12,100	Tokai Rika Co. Ltd. (Automobiles & Components)	253,622
6,000	Tokai Rubber Industries, Inc. (Automobiles & Components)	69,318
115,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	433,019
3,570	Token Corp. (Consumer Durables & Apparel)	77,213
30,000	Toko, Inc. (Technology Hardware & Equipment)*	44,087
18,500	Tokyo Ohka Kogyo Co. Ltd. (Materials)	322,260
26,900	Toppan Forms Co. Ltd. (Commercial & Professional Services)	285,234
36,300	Topre Corp. (Automobiles & Components)	324,871
32,900	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	619,214
12,000	Toshiba Plant Systems & Services Corp. (Capital Goods)	146,051
203,000	Toshiba TEC Corp. (Technology Hardware & Equipment)*	757,739
14,800	Toyo Corp. (Technology Hardware & Equipment)	119,726

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
50,000	Toyo Ink Manufacturing Co. Ltd. (Materials)	$206,050
48,000	Tsubakimoto Chain Co. (Capital Goods)	213,783
15,000	Tsukishima Kikai Co. Ltd. (Capital Goods)	88,192
2,600	Tsutsumi Jewelry Co. Ltd. (Retailing)	49,290
105	TV Asahi Corp. (Media)	170,254
1,800	ULVAC, Inc. (Semiconductors & Semiconductor Equipment)	45,583
25,000	Uniden Corp. (Technology Hardware & Equipment)*	57,757
17,900	Unipres Corp. (Automobiles & Components)(a)	282,817
15	United Urban Investment Corp. (REIT)	78,693
24,030	Usen Corp. (Media)*	12,575
38,500	Yonekyu Corp. (Food, Beverage & Tobacco)	356,149

		61,282,643

Jersey — 0.1%
62,044	Atrium European Real Estate Ltd. (Real Estate)	377,813

Liechtenstein — 0.2%
6,542	Liechtenstein Landesbank AG (Banks)	419,921

Luxembourg — 0.6%
1,065,077	Regus PLC (Commercial & Professional Services)	1,511,060

Netherlands — 2.9%
4,023	Aalberts Industries NV (Capital Goods)	58,512
25,120	Accell Group NV (Consumer Durables & Apparel)	1,178,729
13,244	AMG Advanced Metallurgical Group NV (Materials)*(a)	150,867
26,082	ASM International NV (Semiconductors & Semiconductor Equipment)*	600,295
5,671	Beter Bed Holding NV (Retailing)	149,323
31,228	Crucell NV (Pharmaceuticals, Biotechnology & Life Sciences)*	607,770
4,100	Dockwise Ltd. (Energy)*	122,812
3,057	Draka Holding NV (Capital Goods)*	51,814
4,980	KAS Bank NV CVA (Diversified Financials)	95,264
35,118	Koninklijke BAM Groep NV (Capital Goods)	344,368
5,223	Macintosh Retail Group NV (Retailing)	95,459
59,724	Mediq NV (Health Care Equipment & Services)	1,077,037
13,112	New World Resources NV Class A (Materials)	136,515
6,515	Nutreco Holding NV (Food, Beverage & Tobacco)	345,620
101,081	Oce NV (Technology Hardware & Equipment)*	1,212,718
25,085	USG People NV (Commercial & Professional Services)*	478,691

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
30,107	VastNed Offices/Industrial NV (REIT)	$506,495

		7,212,289

New Zealand — 0.5%
218,408	Air New Zealand Ltd. (Transportation)	197,892
219,503	Goodman Property Trust (REIT)	158,682
286,534	New Zealand Oil & Gas Ltd. (Energy)	305,100
100,686	Nuplex Industries Ltd. (Materials)	227,913
60,304	The Warehouse Group Ltd. (Retailing)	162,673
62,532	Tower Ltd. (Insurance)	86,441
35,948	Vector Ltd. (Utilities)	49,356

		1,188,057

Norway — 1.2%
356,000	ABG Sundal Collier Holding ASA (Diversified Financials)	446,876
33,300	Aker Solutions ASA (Energy)	444,391
6,400	Cermaq ASA (Food, Beverage & Tobacco)*	63,235
8,000	DOF ASA (Energy)*	50,090
20,500	Leroy Seafood Group ASA (Food, Beverage & Tobacco)(a)	426,462
207,000	Norske Skogindustrier ASA (Materials)*(a)	343,064
31,600	ODIM ASA (Capital Goods)(a)	169,229
56,300	Songa Offshore SE (Energy)*(a)	313,646
9,338	Sparebanken 1 SMN (Banks)	82,037
9,400	Storebrand ASA (Insurance)*	65,717
58,600	Veidekke ASA (Capital Goods)	498,605

		2,903,352

Portugal — 0.2%
67,118	BANIF SGPS SA (Registered) (Banks)	115,786
120,268	Sonae Capital SGPS SA (Capital Goods)*	122,770
44,070	Sonae Industria SGPS SA (Materials)*	151,239

		389,795

Singapore — 2.2%
328,000	Allgreen Properties Ltd. (Real Estate)	271,201
90,000	Banyan Tree Holdings Ltd. (Consumer Services)*	44,832
438,000	Biosensors International Group Ltd. (Health Care Equipment & Services)*	246,933
246,000	CapitaCommercial Trust (REIT)	184,817
362,000	CDL Hospitality Trusts (REIT)	460,396
124,000	CH Offshore Ltd. (Energy)	57,337
99,000	CSE Global Ltd. (Software & Services)	61,542
333,000	CWT Ltd. (Transportation)	220,283
25,000	Ezra Holdings Ltd. (Energy)	37,342
519,400	Fortune Real Estate Investment Trust (REIT)	209,956
1,284,000	Frasers Commercial Trust (REIT)	136,095
37,000	Goodpack Ltd. (Transportation)	32,195
221,000	Hi-P International Ltd. (Capital Goods)	107,882
131,000	Ho Bee Investment Ltd. (Real Estate)	152,161
70,300	Hong Leong Asia Ltd. (Capital Goods)	181,217
19,000	Hotel Properties Ltd. (Consumer Services)	27,549

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
240,000	KS Energy Services Ltd. (Capital Goods)	$217,314
213,000	Lippo-Mapletree Indonesia Retail Trust (REIT)	73,667
402,000	Mapletree Logistics Trust (REIT)	222,099
384,000	Metro Holdings Ltd. (Retailing)	211,544
61,000	Parkway Holdings Ltd. (Health Care Equipment & Services)*	116,052
46,000	Raffles Medical Group Ltd. (Health Care Equipment & Services)	44,994
191,000	SMRT Corp. Ltd. (Transportation)	257,755
97,000	Stamford Land Corp. Ltd. (Consumer Services)	28,035
24,000	Starhill Global REIT (REIT)	9,097
15,000	Straits Asia Resources Ltd. (Energy)	22,835
237,000	Suntec Real Estate Investment Trust (REIT)	218,157
359,000	Swiber Holdings Ltd. (Energy)*	261,984
433,000	United Industrial Corp. Ltd. (Real Estate)	596,933
188,600	UOB-Kay Hian Holdings Ltd. (Diversified Financials)	205,902
84,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	503,621
12,000	Wheelock Properties Singapore Ltd. (Real Estate)	16,491
87,000	Wing Tai Holdings Ltd. (Real Estate)	120,975

		5,559,193

South Africa — 0.2%
71,400	Aquarius Platinum Ltd. (Materials)*	417,996

Spain — 1.4%
34,846	Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)	459,614
9,161	Baron de Ley SA (Food, Beverage & Tobacco)*	431,545
28,423	Caja de Ahorros del Mediterraneo (Banks)	227,044
2,432	Corp. Financiera Alba SA (Diversified Financials)	121,805
33,384	Duro Felguera SA (Capital Goods)	325,384
17,989	Promotora de Informaciones SA (Media)*	97,672
31,179	Sol Melia SA (Consumer Services)	255,839
18,153	Tecnicas Reunidas SA (Energy)	976,639
114,898	Tubos Reunidos SA (Materials)	360,854
11,658	Viscofan SA (Food, Beverage & Tobacco)	303,049

		3,559,445

Sweden — 4.5%
13,570	AF AB Class B (Commercial & Professional Services)	357,779
26,993	BE Group AB (Capital Goods)	165,156
44,906	Betsson AB (Consumer Services)*	774,748
6,800	Boliden AB (Materials)	90,877
7,894	Cardo AB (Capital Goods)	240,273
54,782	Castellum AB (Real Estate)	494,866

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
8,200	D. Carnegie & Co. AB (Diversified Financials)*	$—
73,993	East Capital Explorer AB (Diversified Financials)*	694,234
174,562	Fabege AB (Real Estate)	1,029,717
56,820	Hexpol AB (Capital Goods)*	555,717
48,275	Industrial & Financial Systems Class B (Software & Services)	454,416
76,987	Kinnevik Investment AB Class B (Diversified Financials)	1,142,086
55,247	Klovern AB (Real Estate)	178,836
104,272	Kungsleden AB (Real Estate)	687,272
6,619	Lindab International AB (Capital Goods)	70,415
63,303	NCC AB Class B (Capital Goods)	942,834
15,528	Nibe Industrier AB Class B (Capital Goods)	152,620
56,551	Niscayah Group AB (Commercial & Professional Services)	114,885
100,782	Nobia AB (Consumer Durables & Apparel)*	570,091
18,112	Q-Med AB (Pharmaceuticals, Biotechnology & Life Sciences)*	135,122
40,956	Ratos AB Class B (Diversified Financials)	1,132,003
17,660	Saab AB Class B (Capital Goods)	283,591
22,214	Wallenstam AB Class B (Real Estate)	369,666
32,367	Wihlborgs Fastigheter AB (Real Estate)	614,089

		11,251,293

Switzerland — 3.6%
6,170	Advanced Digital Broadcast Holdings SA (Registered) (Consumer Durables & Apparel)*	291,305
725	Bucher Industries AG (Registered) (Capital Goods)	85,107
412	Burckhardt Compression Holding AG (Capital Goods)	74,823
141,384	Clariant AG (Registered) (Materials)*	1,551,746
7,521	Coltene Holding AG (Registered) (Health Care Equipment & Services)	380,727
5,792	Compagnie Financiere Tradition SA (Diversified Financials)	661,751
246	Flughafen Zuerich AG (Registered) (Transportation)	69,485
435	Gurit Holding AG (Materials)	227,121
1,850	Helvetia Holding AG (Registered) (Insurance)	576,360
3,965	Inficon Holding AG (Registered) (Technology Hardware & Equipment)	525,234
10,035	Kardex AG (Registered) (Capital Goods)*	330,753
5,970	Meyer Burger Technology AG (Capital Goods)*	150,508
6,010	Panalpina Welttransport Holding AG (Registered) (Transportation)	417,934
151	Phoenix Mecano AG (Technology Hardware & Equipment)	65,338

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
13,117	PSP Swiss Property AG (Registered) (Real Estate)*	$752,719
111	Sika AG (Materials)	170,129
11,629	Sulzer AG (Registered) (Capital Goods)	977,174
98,777	Swisslog Holding AG (Registered) (Capital Goods)	91,092
17,748	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,256,115
1,449	Valora Holding AG (Registered) (Retailing)	332,083

		8,987,504

United Kingdom — 19.4%
65,400	Acergy SA (Energy)	994,486
250,882	Aegis Group PLC (Media)	477,286
187,781	Afren PLC (Energy)*	270,083
22,258	Amlin PLC (Insurance)	137,704
406,657	Anite PLC (Software & Services)	216,139
79,268	Arriva PLC (Transportation)	614,052
205,118	Ashmore Group PLC (Diversified Financials)	730,298
124,686	BBA Aviation PLC (Transportation)	326,780
90,122	Big Yellow Group PLC (REIT) *	451,030
312,144	Bodycote PLC (Capital Goods)	866,697
346,311	Brit Insurance Holdings NV (Insurance)	1,026,575
178,629	Cape PLC (Commercial & Professional Services)*	613,507
93,785	Charter International PLC (Capital Goods)	1,037,157
118,520	Chaucer Holdings PLC (Insurance)	86,161
6,579	Clarkson PLC (Transportation)	82,765
24,536	Close Brothers Group PLC (Diversified Financials)	269,627
78,060	Computacenter PLC (Software & Services)	369,063
77,962	Cookson Group PLC (Capital Goods)*	528,496
75,845	CSR PLC (Semiconductors & Semiconductor Equipment)*	541,606
90,536	Dairy Crest Group PLC (Food, Beverage & Tobacco)	487,480
32,438	Dana Petroleum PLC (Energy)*	538,171
21,406	Davis Service Group PLC (Commercial & Professional Services)	137,656
47,340	De La Rue PLC (Commercial & Professional Services)	731,114
584,231	Debenhams PLC (Retailing)*	626,686
66,589	Delta PLC (Materials)	167,743
17,269	Derwent London PLC (REIT)	359,452
238,233	Devro PLC (Food, Beverage & Tobacco)	526,061
239,154	Domino’s Pizza UK & IRL PLC (Consumer Services)	1,214,075
483,443	DS Smith PLC (Materials)	839,876
40,679	Dunelm Group PLC (Retailing)	232,727
68,007	Electrocomponents PLC (Technology Hardware & Equipment)	191,692
529,471	Elementis PLC (Materials)	430,813

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
787,926	F&C Asset Management PLC (Diversified Financials)	$872,691
348,243	Filtrona PLC (Materials)	979,922
642,148	Game Group PLC (Retailing)	942,435
19,479	Gem Diamonds Ltd. (Materials)*	72,613
1,085,682	GKN PLC (Automobiles & Components)*	1,982,993
24,534	Greggs PLC (Food, Beverage & Tobacco)	163,547
183,959	Halfords Group PLC (Retailing)	1,111,919
100,336	Hamworthy PLC (Capital Goods)	487,547
338,438	Hays PLC (Commercial & Professional Services)	594,882
90,556	Healthcare Locums PLC (Health Care Equipment & Services)	387,420
219,022	Hogg Robinson Group PLC (Commercial & Professional Services)	118,197
77,260	Hunting PLC (Energy)	666,711
56,397	IG Group Holdings PLC (Diversified Financials)	362,423
65,082	IMI PLC (Capital Goods)	565,210
220,670	Inchcape PLC (Retailing)*	93,667
270,155	International Personal Finance PLC (Diversified Financials)	945,320
151,732	ITE Group PLC (Commercial & Professional Services)	328,915
17,764	John Wood Group PLC (Energy)	95,932
1,259,655	Johnston Press PLC (Media)*	549,565
147,791	Laird PLC (Technology Hardware & Equipment)	291,475
1,063,672	Logica PLC (Software & Services)	1,983,308
29,694	Mcbride PLC (Household & Personal Products)	103,232
64,221	Michael Page International PLC (Commercial & Professional Services)	394,900
37,717	Micro Focus International PLC (Software & Services)	307,148
62,535	Millennium & Copthorne Hotels PLC (Consumer Services)	379,247
249,317	Mondi PLC (Materials)	1,409,920
141,035	Mothercare PLC (Retailing)	1,442,512
160,780	National Express Group PLC (Transportation)	530,048
41,484	Northumbrian Water Group PLC (Utilities)	170,639
93,644	Paragon Group of Cos. PLC (Banks)	206,115
53,409	Petrofac Ltd. (Energy)	818,396
16,166	Provident Financial PLC (Diversified Financials)	241,005
232,948	PV Crystalox Solar PLC (Capital Goods)	206,660
552,236	QinetiQ Group PLC (Capital Goods)	1,177,444
195,528	Quintain Estates & Development PLC (Real Estate)*	182,598
19,243	Renishaw PLC (Technology Hardware & Equipment)	184,209
28,893	Robert Wiseman Dairies PLC (Food, Beverage & Tobacco)	230,144

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
121,096	Scott Wilson Group PLC (Commercial & Professional Services)	$190,483
39,236	Segro PLC (REIT)	194,890
251,192	Senior PLC (Capital Goods)	335,694
34,853	Severfield-Rowen PLC (Capital Goods)	120,517
200,447	SIG PLC (Capital Goods)*	364,636
4,556	SOCO International PLC (Energy)*	104,568
145,783	Southern Cross Healthcare Ltd. (Health Care Equipment & Services)*	353,799
106,763	Spectris PLC (Technology Hardware & Equipment)	1,297,011
3,950	Spirax-Sarco Engineering PLC (Capital Goods)	78,845
80,643	Stagecoach Group PLC (Transportation)	225,671
278,886	Sthree PLC (Commercial & Professional Services)	1,353,733
11,700	Stolt-Nielsen SA (Transportation)	174,166
49,700	Subsea 7, Inc. (Energy)*	826,039
11,448	Synergy Health PLC (Health Care Equipment & Services)	112,557
248,153	Tate & Lyle PLC (Food, Beverage & Tobacco)	1,564,644
8,006	The Berkeley Group Holdings PLC (Consumer Durables & Apparel)*	101,747
129,453	The Weir Group PLC (Capital Goods)	1,593,072
50,876	Thomas Cook Group PLC (Consumer Services)	183,698
237,510	TT electronics PLC (Technology Hardware & Equipment)*	329,435
95,646	United Business Media Ltd. (Media)	649,358
216,465	Workspace Group PLC (REIT)	75,571
704,600	Yell Group PLC (Media)*	408,129

		48,342,230

TOTAL COMMON STOCKS		$231,477,165

Investment Company — 0.0%
Australia — 0.0%
51,801	Challenger Infrastructure Fund Class A	$77,597

Expiration
Units	Description	Month	Value
Warrant — 0.0%
France — 0.0%
13,992	Carbone Lorraine SA (Capital Goods)*	11/12	$—

Shares	Rate	Value
Short-term Investment(b) — 2.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
4,966,882	0.043%	$4,966,882

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$236,521,644

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) — 2.8%
Boston Global Investment Trust — Enhanced Portfolio II
6,862,581	0.148%	$6,869,443

TOTAL INVESTMENTS — 97.7%		$243,391,087

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		5,640,367

NET ASSETS — 100.0%		$249,031,454

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(c) Represents an affiliated issuer.

Investment Abbreviations:
CVA	— Dutch Certification
IRL	— Ireland
REIT	— Real Estate Investment Trust
UK	— United Kingdom

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	171	March 2010	$6,574,547	$(25,954)
FTSE 100 Index	41	March 2010	3,374,250	(2,720)
MSCI Sing Index	2	February 2010	93,241	(2,122)
SPI 200 Index	14	March 2010	1,407,567	229
TOPIX Index	11	March 2010	1,090,068	(1,887)

TOTAL				$(32,454)

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$229,926,689

Gross unrealized gain	24,136,674
Gross unrealized loss	(10,672,276)

Net unrealized security gain	$13,464,398

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2—Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:
Structured International Equity Flex

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$1,035,419	$66,204,780	(a)	$—
Securities Lending Reinvestment Vehicle	—	91,767		—
Short-term Investment	896,752	—		—

Total	$1,932,171	$66,296,547		$—

Liabilities
Derivatives	$(18,255)	$(213,073)		$—

Structured Emerging Markets Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$122,530,599	$385,484,499	(a)	$—
Securities Lending Reinvestment Vehicle	—	25,088,710		—

Total	$122,530,599	$410,573,209		$—

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Structured International Equity

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$85,759,628	$2,057,974,995	(a)	$—
Securities Lending Reinvestment Vehicle	—	58,822,405		—
Short-term Investment	46,598,770	—		—

Total	$132,358,398	$2,116,797,400		$—

Liabilities
Derivatives	$(3,028,409)	$—		$—

Structured International Small Cap

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$—	$231,554,762	(a)	$—
Securities Lending Reinvestment Vehicle	—	6,869,443		—
Short-term Investment	4,966,882	—		—
Derivatives	229	—		—

Total	$4,967,111	$238,424,205		$—

Liabilities
Derivatives	$(32,683)	$—		$—

(a)To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Total Return Swap Transactions — The Structured International Equity Flex Fund may take a long and/or short position in equity securities through the use of total return swaps. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. The Fund may use total return swap contracts to establish long and/or short equity positions without owning or taking physical custody of the securities involved. The use of total return swaps is a highly specialized activity which involves investment techniques and risk analyses different from those associated with ordinary portfolio securities transactions. The Fund’s transactions in total return swaps may be significant. These

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in equity securities.
     Transactions in total return swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps are leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because they have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund will bear the risk of loss of the amount expected to be received under a total return swap in the event of the default, by, or bankruptcy of a swap counterparty. Total return swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
     The prices of total return swaps can be volatile, and a variance in the degree of volatility or in the direction of securities prices from the investment adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a total return swap and a security’s position may be impossible to achieve. As a result, the investment adviser’s use of total return swaps may not be effective in fulfilling the investment adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.
     Total return swaps are valued based on the market value of the underlying long and short positions in the swap and are valued daily at the last sale price or official closing price on the principal exchange or system on which they are traded. The total market value of the underlying securities plus financing fees, the value of corporate actions, and dividend accruals comprises the total market value of the total return swap position. The change in the total market value of the total return swap position is reflected daily as unrealized gain or loss on swap contracts and monthly as realized gain or loss on swap contracts. The Fund must also set aside liquid assets, or engage in other appropriate measures, to cover their obligations for any short positions held within a total return swap.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of January 31, 2010. The values in the tables below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

		Derivative	Derivative
Risk	Fund	Assets	Liabilities

Equity	Structured International Equity Flex	$—	$(231,328)

Equity	Structured International Equity	—	(3,028,409)

Equity	Structured International Small Cap	229	(32,683)

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust II (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended (the “Act”), and is managed by Goldman Sachs Asset Management, L.P. (“GSAM”), for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	March 31, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 31, 2010

* Print the name and title of each signing officer under his or her signature.